[LOGO]

                THE ALGER FUNDS

                CLASS A SHARES
                CLASS B SHARES
                CLASS C SHARES

                PROSPECTUS ENCLOSED
                FEBRUARY 28, 2004

                ALGER LARGECAP GROWTH FUND
                ALGER MIDCAP GROWTH FUND
                ALGER SMALLCAP GROWTH FUND
                ALGER CAPITAL APPRECIATION FUND
                ALGER SMALLCAP AND MIDCAP GROWTH FUND
                ALGER HEALTH SCIENCES FUND
                ALGER BALANCED FUND
                ALGER MONEY MARKET FUND

                THIS IS NOT PART OF THE PROSPECTUS.

                       ENCLOSED IS THE CURRENT PROSPECTUS.
           PLEASE KEEP IT WITH OTHER INVESTMENT RECORDS FOR REFERENCE.

                       THIS IS NOT PART OF THE PROSPECTUS.

                [LOGO]

                THE ALGER FUNDS

                CLASS A SHARES
                CLASS B SHARES
                CLASS C SHARES

                PROSPECTUS
                FEBRUARY 28, 2004

                ALGER LARGECAP GROWTH FUND
                ALGER MIDCAP GROWTH FUND
                ALGER SMALLCAP GROWTH FUND
                ALGER CAPITAL APPRECIATION FUND
                ALGER SMALLCAP AND MIDCAP GROWTH FUND
                ALGER HEALTH SCIENCES FUND
                ALGER BALANCED FUND
                ALGER MONEY MARKET FUND

                As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

                An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
 1 .............. RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE
      1 ......... INVESTMENTS
                  Alger LargeCap Growth Fund                                   1
                  Alger MidCap Growth Fund                                     1
                  Alger SmallCap Growth Fund                                   2
                  Alger Capital Appreciation Fund                              2
                  Alger SmallCap and MidCap Growth Fund                        2
                  Alger Health Sciences Fund                                   3
                  Alger Balanced Fund                                          3
                  Alger Money Market Fund                                      3
      4 ......... RISKS
                  Alger LargeCap Growth Fund                                   4
                  Alger MidCap Growth Fund                                     4
                  Alger SmallCap Growth Fund                                   4
                  Alger Capital Appreciation Fund                              5
                  Alger SmallCap and MidCap Growth Fund                        5
                  Alger Health Sciences Fund                                   5
                  Alger Balanced Fund                                          5
                  Alger Money Market Fund                                      6
      6 ......... PERFORMANCE
                  Alger LargeCap Growth Fund                                   8
                  Alger MidCap Growth Fund                                     8
                  Alger SmallCap Growth Fund                                   9
                  Alger Capital Appreciation Fund                              9
                  Alger SmallCap and MidCap Growth Fund                       10
                  Alger Health Sciences Fund                                  10
                  Alger Balanced Fund                                         11
                  Alger Money Market Fund                                     11
12 .............. FEES AND EXPENSES
14 .............. ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
15 .............. MANAGEMENT AND ORGANIZATION
19 .............. SHAREHOLDER INFORMATION
                  Classes of Fund Shares                                      20
                  Sales Charges                                               21
                  Purchasing and Redeeming Fund Shares                        21
                  Investment Instructions                                     23
                  Redemption Instructions                                     26
27 .............. FINANCIAL HIGHLIGHTS
BACK COVER: ..... How to obtain more information

[GRAPHIC]

RISK/RETURN SUMMARY:
INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER FUNDS

The investment goal and primary approach of each Fund is discussed individually below. All of the Funds (other than the Money Market Fund and the fixed-income portion of the Balanced Fund) invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Funds' Manager, Fred Alger Management, Inc., believes that these companies tend to fall into one of two categories:

o     HIGH UNIT VOLUME GROWTH

      Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, offering new or improved products, or firms simply fulfilling an increased demand for an existing line.

o     POSITIVE LIFE CYCLE CHANGE

      Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; or merger and acquisition.

The company's market capitalization will generally dictate which Fund(s) it will be placed in. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

ALGER LARGECAP GROWTH FUND (FORMERLY ALGER LARGECAP GROWTH PORTFOLIO)

GOAL: THE ALGER LARGECAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: The Fund focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Fund invests primarily in the equity securities of large companies. The Fund considers a large company to have a market capitalization of $10 billion or greater.

ALGER MIDCAP GROWTH FUND (FORMERLY ALGER MIDCAP GROWTH PORTFOLIO)

GOAL: THE ALGER MIDCAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: The Fund focuses on midsized companies with promising growth potential. Under normal circumstances, the Fund invests primarily in the equity securities of medium-capitalization companies. A medium-capitalization company has a market capitalization within the range of companies in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

ALGER SMALLCAP GROWTH FUND (FORMERLY ALGER SMALLCAP PORTFOLIO)

GOAL: THE ALGER SMALLCAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: The Alger SmallCap Growth Fund focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests primarily in the equity securities of small-capitalization companies. A small-capitalization company is one that has a market capitalization within the range of companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALGER CAPITAL APPRECIATION FUND (FORMERLY ALGER CAPITAL APPRECIATION PORTFOLIO)

GOAL: THE ALGER CAPITAL APPRECIATION FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY:  Under normal circumstances,  the Fund invests in the equity
securities  of  companies  of  any  size  which  demonstrate   promising  growth
potential.

The Fund can leverage, that is, borrow money, to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER SMALLCAP AND MIDCAP GROWTH FUND (FORMERLY ALGER SMALLCAP AND MIDCAP PORTFOLIO)

GOAL: THE ALGER SMALLCAP AND MIDCAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: Under normal circumstances, the Fund invests primarily in the equity securities of small- and medium-capitalization companies with promising growth potential. These are companies with a market capitalization between $500 million and $10 billion.

The Fund can leverage, that is, borrow money, to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER HEALTH SCIENCES FUND (FORMERLY ALGER HEALTH SCIENCES PORTFOLIO)

GOAL: THE ALGER HEALTH SCIENCES FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: Under normal circumstances, the Fund invests primarily in equity securities of companies that are engaged in the health sciences sector. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, among others:

o hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

o companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

o producers and manufacturers of medical, dental and optical supplies and equipment.

The Fund can leverage, that is, borrow money, to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER BALANCED FUND (FORMERLY ALGER BALANCED PORTFOLIO)

GOAL: THE ALGER BALANCED FUND SEEKS CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION.

PRINCIPAL STRATEGY: The Fund focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the Fund invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest rating categories by an established rating agency. Ordinarily, at least 25% of the Fund's net assets are invested in fixed-income securities.

ALGER MONEY MARKET FUND (FORMERLY ALGER MONEY MARKET PORTFOLIO)

GOAL: THE ALGER MONEY MARKET FUND SEEKS TO EARN HIGH CURRENT INCOME CONSISTENT WITH PRESERVING PRINCIPAL AND LIQUIDITY.

PRINCIPAL STRATEGY: The Fund invests in money market securities which are within the two highest credit categories at the time of purchase. These money market securities include U.S. Government securities, commercial paper, certificates of deposit, time deposits, bankers' acceptances and corporate bonds having less than 397 days remaining until maturity.

[GRAPHIC]

RISKS

RISKS APPLICABLE TO ALL EQUITY FUNDS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. A Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, a Fund investment may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. Based on the equity Funds' investment styles and objectives, an investment in them may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A Fund's trading in some stocks may be relatively short-term, meaning the Fund may buy a security and sell it a short time later to take advantage of current gains if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses and thereby adversely affect Fund performance. In addition, a high level of short-term trading may increase a Fund's realized gains, thereby increasing the amount of taxable distributions to shareholders at the end of the year.

There may be additional risks applicable to a specific Fund because of its investment approach.

RISKS APPLICABLE TO ALGER LARGECAP GROWTH FUND

The Fund's primary risks are those summarized above in "Risks Applicable to All Equity Funds."

RISK APPLICABLE TO ALGER MIDCAP GROWTH FUND

A risk of investing in the Fund is:

o the possibility of greater risk by investing in medium-capitalization companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources.

RISK APPLICABLE TO ALGER SMALLCAP GROWTH FUND

A risk of investing in the Fund is:

o the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources.

RISKS APPLICABLE TO ALGER CAPITAL APPRECIATION FUND

Risks of investing in the Fund are:

o investing in companies of all capitalizations involves the risk that smaller, newer issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

RISKS APPLICABLE TO ALGER SMALLCAP AND MIDCAP GROWTH FUND

Risks of investing in the Fund are:

o the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth.

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

RISKS APPLICABLE TO ALGER HEALTH SCIENCES FUND

Risks of investing in the Fund are:

o investing in companies of all capitalizations involves the risk that smaller, newer issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

o the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

o since the Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

RISKS APPLICABLE TO ALGER BALANCED FUND

The primary risks arising from the fixed-income portion of the Fund are:

o fixed-income securities' sensitivity to interest rate movements; their market values tend to fall when interest rates rise and to rise when interest rates fall.

o the potential for a decline in the Fund's market value in the event of an issuer's falling credit rating or actual default.

The primary risks for the equity portion of the Fund are those summarized above in "Risks Applicable to All Equity Funds."

This Fund may appeal to investors who seek some long-term capital growth while also maintaining exposure to more conservative, income-producing fixed-income investments.

RISKS APPLICABLE TO ALGER MONEY MARKET FUND

The main risks of investing in the Fund are:

o while the Fund seeks to maintain a price of $1.00 per share, an investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency, so it is possible to lose money by investing in the Fund.

o     an investment in the Fund may not keep pace with inflation.

o normally, the Fund will invest a substantial portion of its assets in U.S. Government securities in the interest of maintaining a stable net asset value; this policy may result in a lower yield for the Fund.

This Fund may appeal to investors who seek maximum liquidity and capital preservation together with current income.

PERFORMANCE

The following bar charts and the tables beneath them give you some indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year and by showing how each Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar charts, the annual returns for all Funds but the Money Market Fund are for Class B shares, which are generally subject to a sales charge upon redemption that is not reflected. In the tables, average annual returns for all Funds assume redemption at the end of each period shown and reflect all applicable sales charges. The tables for all Funds other than the Money Market Fund also show the effect of taxes on the Funds' returns by presenting after-tax returns for Class BShares. (After-tax returns for the other classes will vary.)These returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A"Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown will be irrelevant to investors owning Fund shares through tax-deferred accounts, such as IRAs or 401(k) plans. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

o Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

o Russell 2000 Growth Index:An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.
o Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation in general.

o Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.
o Lehman Brothers Government/Credit Bond Index: An index designed to track performance of government and corporate bonds.
o S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market in general.

ALGER LARGECAP GROWTH FUND
Annual Total Return for Class B Shares as of December 31 (%)

[The following table represents a bar graph in the printed piece.]

-1.57   38.43   12.30   23.10   44.07   32.61   -15.74   -12.85   -33.37   33.74

 94      95      96      97      98      99       00       01       02      03

                                                            BEST QUARTER:
                                                            Q4 1998     24.98%

                                                            WORST QUARTER:
                                                            Q3 2002    -20.50%

Average Annual Total Return as of December 31, 2003

                                                                        Since
                                       1 Year    5 Years   10 Years   Inception
--------------------------------------------------------------------------------
Class A (Inception 1/1/97)             27.52%    (3.11)%      --         6.34%
Russell 1000 Growth Index              29.76%    (5.11)%      --         4.84%
--------------------------------------------------------------------------------
Class B (Inception 11/11/86)
Return Before Taxes                    28.74%    (3.10)%     9.10%      11.76%
Return After Taxes on Distributions    28.74%    (4.40)%     7.17%       9.89%
Return After Taxes on Distributions
  and Sale of Fund Shares              18.68%    (2.98)%     7.13%       9.65%
Russell 1000 Growth Index              29.76%    (5.11)%     9.21%      10.77%
--------------------------------------------------------------------------------
Class C (Inception 8/1/97)             31.26%    (3.00)%      --         2.81%
Russell 1000 Growth Index              29.76%    (5.11)%      --         1.06%

ALGER MIDCAP GROWTH FUND
Annual Total Return for Class B Shares as of December 31 (%)

[The following table represents a bar graph in the printed piece.]

0.56   36.39   12.04   15.13   31.09   34.34    11.97    -7.58   -31.01   44.55

 94      95      96      97      98      99       00       01       02      03

                                                            BEST QUARTER:
                                                            Q4 1998     27.31%

                                                            WORST QUARTER:
                                                            Q3 2002    -19.04%

Average Annual Total Return as of December 31, 2003

                                                                        Since
                                       1 Year    5 Years   10 Years   Inception
--------------------------------------------------------------------------------
Class A (Inception 1/1/97)             38.24%     6.43%       --        11.14%

Russell Midcap Growth Index            42.72%     2.01%       --         6.90%
--------------------------------------------------------------------------------
Class B (Inception 5/24/93)
Return Before Taxes                    39.55%     6.44%     13.38%      15.30%
Return After Taxes on Distributions    39.55%     4.18%     10.81%      12.69%
Return After Taxes on Distributions
  and Sale of Fund Shares              25.71%     4.25%     10.32%      12.11%
Russell Midcap Growth Index            42.72%     2.01%      9.40%       9.92%
--------------------------------------------------------------------------------
Class C (Inception 8/1/97)             41.92%     6.55%       --         9.03%
Russell Midcap Growth Index            42.72%     2.01%       --         4.39%

ALGER SMALLCAP GROWTH FUND
Annual Total Return for Class B Shares as of December 31 (%)

[The following table represents a bar graph in the printed piece.]

-4.62   48.92   4.17    9.17    9.91   32.14   -29.50   -31.74   -27.96   41.79

 94      95      96      97      98      99       00       01       02      03

                                                            BEST QUARTER:
                                                            Q4 1999     26.31%

                                                            WORST QUARTER:
                                                            Q1 2001    -27.52%

Average Annual Total Return as of December 31, 2003

                                                                        Since
                                       1 Year    5 Years   10 Years   Inception
--------------------------------------------------------------------------------
Class A (Inception 1/1/97)             35.31%    (8.62)%      --        (3.55)%
Russell 2000 Growth Index              48.53%     0.86%       --         2.56%
--------------------------------------------------------------------------------
Class B (Inception 11/11/86)
Return Before Taxes                    36.79%    (8.50)%     1.58%       8.89%
Return After Taxes on Distributions    36.79%   (10.39)%    (0.58)%      6.60%
Return After Taxes on Distributions
  and Sale of Fund Shares              23.91%    (7.22)%     0.84%       7.04%
Russell 2000 Growth Index              48.53%     0.86%      5.43%       7.08%
--------------------------------------------------------------------------------
Class C (Inception 8/1/97)             39.38%    (8.43)%      --        (5.73)%
Russell 2000 Growth Index              48.53%     0.86%       --         1.19%

ALGER CAPITAL APPRECIATION FUND
Annual Total Return for Class B Shares as of December 31 (%)

[The following table represents a bar graph in the printed piece.]

2.22   78.57   13.79   20.20   37.38   72.89   -28.26   -18.65   -35.83   34.29

 94      95      96      97      98      99       00       01       02      03

                                                            BEST QUARTER:
                                                            Q4 1999     40.33%

                                                            WORST QUARTER:
                                                            Q4 2000    -23.69%

Average Annual Total Return as of December 31, 2003

                                                                         Since
                                       1 Year    5 Years   10 Years    Inception
--------------------------------------------------------------------------------
Class A (Inception 1/1/97)             28.16%    (3.07)%      --         5.29%
Russell 3000 Growth Index              30.95%    (4.70)%      --         4.56%
--------------------------------------------------------------------------------
Class B (Inception 11/1/93)
Return Before Taxes                    29.29%    (3.09)%    11.23%      12.35%
Return After Taxes on Distributions    29.29%    (4.00)%     9.96%      11.07%
Return After Taxes on Distributions
  and Sale of Fund Shares              19.04%    (2.77)%     9.49%      10.52%
Russell 3000 Growth Index              30.95%    (4.70)%     8.80%       8.75%
--------------------------------------------------------------------------------
Class C (Inception 8/1/97)             31.96%    (2.95)%      --         1.63%
Russell 3000 Growth Index              30.95%    (4.70)%      --         1.00%

ALGER SMALLCAP AND MIDCAP GROWTH FUND
Annual Total Return for Class B Shares as of December 31 (%)

[The following table represents a bar graph in the printed piece.]

36.06

 03

                                                            Best Quarter:
                                                            Q2 2003     17.84%

                                                            WORST QUARTER:
                                                            Q3 2002    -18.53%

Average Annual Total Return as of December 31, 2003

                                                                         Since
                                                                       Inception
                                                      1 Year            5/8/02
--------------------------------------------------------------------------------
Class A                                               29.74%           (1.64)%
Russell 2500 Growth Index                             46.31%            6.75%
--------------------------------------------------------------------------------
Class B
Return Before Taxes                                   31.06%           (1.53)%
Return After Taxes on Distributions                   31.06%           (1.53)%
Return After Taxes on Distributions
  and Sale of Fund Shares                             20.19%           (1.29)%
Russell 2500 Growth Index                             46.31%            6.75%
--------------------------------------------------------------------------------
Class C                                               33.71%            0.29%
Russell 2500 Growth Index                             46.31%            6.75%

ALGER HEALTH SCIENCES FUND
Annual Total Return for Class B Shares as of December 31 (%)

[The following table represents a bar graph in the printed piece.]

40.31

 03

                                                            Best Quarter:
                                                            Q2 2003     16.67%

                                                            WORST QUARTER:
                                                            Q3 2002     -3.34%

Average Annual Total Return as of December 31, 2003

                                                                         Since
                                                                       Inception
                                                       1 Year           5/1/02
--------------------------------------------------------------------------------
Class A                                               33.92%              13.12%
S&P 500 Index                                         28.69%               3.81%
--------------------------------------------------------------------------------
Class B
Return Before Taxes                                   35.31%              13.84%
Return After Taxes on Distributions                   34.37%              13.42%
Return After Taxes on Distributions
  and Sale of Fund Shares                             23.01%              11.59%
S&P 500 Index                                         28.69%               3.81%
--------------------------------------------------------------------------------
Class C                                               37.92%              15.33%
S&P500 Index                                          28.69%               3.81%

ALGER BALANCED FUND
Annual Total Return for Class B Shares as of December 31 (%)

[The following table represents a bar graph in the printed piece.]

-6.62   31.31   6.63   18.97   32.49   25.58    -5.03    -3.40   -17.59   21.47

 94      95      96      97      98      99       00       01       02      03

                                                            BEST QUARTER:
                                                            Q4 1998     17.54%

                                                            WORST QUARTER:
                                                            Q3 2002     -9.05%

Average Annual Total Return as of December 31, 2003

                                                                         Since
                                         1 Year    5 Years   10 Years  Inception
--------------------------------------------------------------------------------
Class A (Inception 1/1/97)               15.93%     2.56%      --         8.89%
Russell 1000 Growth Index                29.76%    (5.11)%     --         4.84%
Lehman Gov't/Credit Bond Index            4.68%     6.65%      --         7.49%
--------------------------------------------------------------------------------
Class B (Inception 6/1/92)
Return Before Taxes                      16.47%     2.53%     9.36%       9.13%
Return After Taxes on Distributions      16.40%     1.75%     7.89%       7.86%
Return After Taxes on Distributions
  and Sale of Fund Shares                10.71%     1.73%     7.34%       7.31%
Russell 1000 Growth Index                29.76%    (5.11)%    9.21%       8.96%
Lehman Gov't/Credit Bond Index            4.68%     6.65%     6.98%       7.54%
--------------------------------------------------------------------------------
Class C (Inception 8/1/97)               19.37%     2.69%      --         6.44%
Russell 1000 Growth Index                29.76%    (5.11)%     --         1.06%
Lehman Gov't/Credit Bond Index            4.68%     6.65%      --         7.24%


ALGER MONEY MARKET FUND
Annual Total Return as of December 31 (%)

[The following table represents a bar graph in the printed piece.]

4.20    5.94    5.16    4.92    4.78    4.42     5.57     3.13     0.85    0.26

 94      95      96      97      98      99       00       01       02      03

                                                            BEST QUARTER:
                                                            Q2 1995      1.49%

                                                            WORST QUARTER:
                                                            Q4 2003      0.04%

Average Annual Total Return as of December 31, 2003

                                                                         Since
                                                                       Inception
                                1 Year       5 Years      10 Years      11/11/86
--------------------------------------------------------------------------------
Money Market                     0.26%         2.83%       3.91%         5.15%

Seven-day yield for the period ended December 31, 2003: 0.09%. For the Fund's current 7-day yield, telephone (800) 992-3863 toll-free.

[GRAPHIC]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in a Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the Funds.

                             SHAREHOLDER FEES                                      ANNUAL FUND OPERATING EXPENSES
                            (fees paid directly from                               (expenses that are deducted from
                            your investment)                                       Fund assets)

                                     Maximum
                                     deferred
                         Maximum     sales
                         sales       charge
                         charge      (load) as
                         (load)      a % of
                         on          purchase                                                                    Fee
                         purchases   price or    Redemption                        Share-             Total      Waiver
                         as a        redemption  Fee*                   Distri-    holder             Annual     and/or
                         % of        proceeds,   as a %                 bution     Servi-             Fund       Expense   Net
                         offering    whichever   of amount  Management  (12b-1)    cing     Other     Operating  Reimbur-  Expenses
              CLASS      price       is lower    redeemed   Fees        Fees       Fees     Expenses  Expenses   sement**  **
-----------------------------------------------------------------------------------------------------------------------------------
ALGER           A          5.25%        None       2.00%     .85%        None       .25%      .69%      1.79%       N/A       N/A
SMALLCAP        B           None       5.00%       2.00%     .85%        .75%       .25%      .72%      2.57%       N/A       N/A
GROWTH FUND     C          1.00%       1.00%       2.00%     .85%        .75%       .25%      .71%      2.56%       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
ALGER SMALLCAP  A          5.25%        None       2.00%     .85%        None       .25%      .48%      1.58%       .08%      1.50%
AND MIDCAP      B           None       5.00%       2.00%     .85%        .75%       .25%      .52%      2.37%       .12%      2.25%
GROWTH FUND     C          1.00%       1.00%       2.00%     .85%        .75%       .25%      .53%      2.38%       .13%      2.25%
-----------------------------------------------------------------------------------------------------------------------------------
ALGER           A          5.25%        None       2.00%     .80%        None       .25%      .40%      1.45%       N/A       N/A
MIDCAP          B           None       5.00%       2.00%     .80%        .75%       .25%      .40%      2.20%       N/A       N/A
GROWTH          C          1.00%       1.00%       2.00%     .80%        .75%       .25%      .40%      2.20%       N/A       N/A
FUND
-----------------------------------------------------------------------------------------------------------------------------------
ALGER LARGE-    A          5.25%        None       2.00%     .75%        None       .25%      .44%      1.44%       N/A       N/A
CAP GROWTH      B           None       5.00%       2.00%     .75%        .75%       .25%      .45%      2.20%       N/A       N/A
FUND            C          1.00%       1.00%       2.00%     .75%        .75%       .25%      .44%      2.19%       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
ALGER CAPITAL   A          5.25%        None       2.00%     .85%        None       .25%      .60%      1.70%       N/A       N/A
APPRECIATION    B           None       5.00%       2.00%     .85%        .75%       .25%      .60%      2.45%       N/A       N/A
FUND            C          1.00%       1.00%       2.00%     .85%        .75%       .25%      .60%      2.45%       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
ALGER HEALTH    A          5.25%        None       2.00%     .85%        None       .25%     1.26%      2.36%       .86%      1.50%
SCIENCES        B           None       5.00%       2.00%     .85%        .75%       .25%     1.37%      3.22%       .97%      2.25%
FUND            C          1.00%       1.00%       2.00%     .85%        .75%       .25%     1.45%      3.30%      1.05%      2.25%
-----------------------------------------------------------------------------------------------------------------------------------
ALGER           A          5.25%        None       2.00%     .75%        None       .25%      .31%      1.31%       N/A       N/A
BALANCED        B           None       5.00%       2.00%     .75%        .75%       .25%      .31%      2.06%       N/A       N/A
FUND            C          1.00%       1.00%       2.00%     .75%        .75%       .25%      .31%      2.06%       N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
ALGER MONEY                 None        None        None     .50%        None       None      .32%       .82%       N/A       N/A
MARKET FUND

* The Funds will charge a redemption fee of 2.0% on shares purchased (including by exchange) on or after June 1, 2004 and redeemed (including by exchange) within 30 days of purchase.

** The Manager has contractually agreed to waive its fee and/or reimburse Fund expenses through October 31, 2004 to the extent necessary to limit the annual operating expenses of Class A, B and C Shares of the Fund to 1.50%, 2.25% and 2.25%, respectively.

EXAMPLES

The following examples, which reflect the shareholder fees and operating expenses listed previously, are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The first example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The second example reflects the same assumptions except that redemption is not assumed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YOU WOULD PAY THE FOLLOWING EXPENSES IF YOU REDEEMED YOUR SHARES:

--------------------------------------------------------------------------------
                                   1 Year       3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
ALGER              A                $697        $1,059       $1,444      $2,520
SMALLCAP GROWTH    B                $760        $1,099       $1,565      $2,715
FUND               C                $456        $  889       $1,447      $2,966
--------------------------------------------------------------------------------
ALGER              A                $670        $  990       $1,333      $2,298
SMALLCAP AND       B                $728        $1,028       $1,455      $2,500
MIDCAP GROWTH      C                $425        $  823       $1,346      $2,779
FUND*
--------------------------------------------------------------------------------
ALGER              A                $665        $  960       $1,276      $2,169
MIDCAP GROWTH      B                $723        $  988       $1,380      $2,344
FUND               C                $420        $  781       $1,268      $2,609
--------------------------------------------------------------------------------
ALGER LARGECAP     A                $664        $  957       $1,271      $2,159
GROWTH             B                $723        $  988       $1,380      $2,342
FUND               C                $419        $  778       $1,263      $2,598
--------------------------------------------------------------------------------
ALGER CAPITAL      A                $689        $1,033       $1,400      $2,428
APPRECIATION       B                $748        $1,064       $1,506      $2,601
FUND               C                $445        $  856       $1,392      $2,858
--------------------------------------------------------------------------------
ALGER HEALTH       A                $670        $1,145       $1,645      $3,017
SCIENCES           B                $728        $1,202       $1,799      $3,257
FUND*              C                $425        $1,009       $1,715      $3,588
--------------------------------------------------------------------------------
ALGER              A                $651        $  918       $1,205      $2,021
BALANCED           B                $709        $  946       $1,308      $2,197
FUND               C                $406        $  739       $1,197      $2,466
--------------------------------------------------------------------------------
ALGER MONEY                         $ 84        $  262       $  455      $1,014
MARKET FUND
--------------------------------------------------------------------------------

* Absent first-year fee waivers and reimbursements, expenses with redemption would be as follows:

--------------------------------------------------------------------------------
ALGER              A                $677        $  998       $1,340      $2,304
SMALLCAP AND       B                $740        $1,039       $1,465      $2,510
MIDCAP GROWTH      C                $438        $  835       $1,358      $2,789
FUND
--------------------------------------------------------------------------------
ALGER HEALTH       A                $751        $1,223       $1,719      $3,080
SCIENCES           B                $825        $1,292       $1,883      $3,325
FUND               C                $528        $1,105       $1,804      $3,659
--------------------------------------------------------------------------------

YOU WOULD PAY THE FOLLOWING EXPENSES IF YOU DID NOT REDEEM YOUR SHARES:

--------------------------------------------------------------------------------
                                  1 Year     3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
ALGER              A               $697       $1,059       $1,444        $2,520
SMALLCAP GROWTH    B               $260       $  799       $1,365        $2,715
FUND               C               $357       $  889       $1,447        $2,966
--------------------------------------------------------------------------------
ALGER              A               $670       $  990       $1,333        $2,298
SMALLCAP AND       B               $228       $  728       $1,255        $2,500
MIDCAP GROWTH      C               $326       $  823       $1,346        $2,779
FUND*
--------------------------------------------------------------------------------
ALGER              A               $665       $  960       $1,276        $2,169
MIDCAP GROWTH      B               $223       $  688       $1,180        $2,344
FUND               C               $321       $  781       $1,268        $2,609
--------------------------------------------------------------------------------
ALGER LARGECAP     A               $664       $  957       $1,271        $2,159
GROWTH             B               $223       $  688       $1,180        $2,342
FUND               C               $320       $  778       $1,263        $2,598
--------------------------------------------------------------------------------
ALGER CAPITAL      A               $689       $1,033       $1,400        $2,428
APPRECIATION       B               $248       $  764       $1,306        $2,601
FUND               C               $346       $  856       $1,392        $2,858
--------------------------------------------------------------------------------
ALGER HEALTH       A               $670       $1,145       $1,645        $3,017
SCIENCES           B               $228       $  902       $1,599        $3,257
FUND*              C               $326       $1,009       $1,715        $3,588
--------------------------------------------------------------------------------
ALGER              A               $651       $  918       $1,205        $2,021
BALANCED           B               $209       $  646       $1,108        $2,197
FUND               C               $307       $  739       $1,197        $2,466
--------------------------------------------------------------------------------
ALGER MONEY                        $ 84       $  262       $  455        $1,014
MARKET FUND
--------------------------------------------------------------------------------

* Absent first-year fee waivers and reimbursements, expenses with redemption would be as follows:

--------------------------------------------------------------------------------
ALGER              A               $677       $  998       $1,340        $2,304
SMALLCAP AND       B               $240       $  739       $1,265        $2,510
MIDCAP GROWTH      C               $339       $  835       $1,358        $2,789
FUND
--------------------------------------------------------------------------------
ALGER HEALTH       A               $751       $1,223       $1,719        $3,080
SCIENCES           B               $325       $  992       $1,683        $3,325
FUND               C               $429       $1,105       $1,804        $3,659
--------------------------------------------------------------------------------

Each Fund other than the Money Market Fund pays the Distributor, Fred Alger & Company, Incorporated, a shareholder servicing fee of .25% of the value of the Fund's average daily net assets for service and maintenance of shareholder accounts. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide service and maintenance of shareholder accounts.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

Each Fund other than the Money Market Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents for temporary defensive reasons if the Manager believes that adverse market or other conditions warrant. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may not achieve its investment objective while in a temporary defensive position.

Other securities the Funds may invest in are discussed in the Funds' Statement of Additional Information (see back cover of this prospectus).

[GRAPHIC]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) approximately $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager makes investment decisions for the Funds and continuously reviews and administers their investment programs. These management responsibilities are subject to the supervision of the Funds' Board of Trustees. Each Fund has had the same Manager since inception; the Funds pay the Manager fees at these annual rates based on a percentage of average daily net assets: Money Market Fund-- .50%; SmallCap Growth, Capital Appreciation, Health Sciences and SmallCap and MidCap Growth Funds--.85%; MidCap Growth Fund--.80%; LargeCap Growth and Balanced Funds--.75%.

PORTFOLIO MANAGERS

Fred M. Alger III is the chief market strategist for all of the Funds, overseeing the investments of each Fund since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed the Funds prior to 1995. Dan C. Chung, CFA, David Hyun, CFA, Alison Barbi, CFA, Jill Greenwald, CFA, Teresa McRoberts, Kevin Collins, CFA and Andrew Silverberg are the individuals responsible for the day-to-day management of portfolio investments. Mr. Chung, manager of the MidCap Growth Fund and co-manager of the LargeCap Growth Fund since September 2001, the SmallCap and MidCap Growth Fund since its inception and the Balanced Fund from September 2001 to September 2003, has been employed by the Manager since 1994, as a Vice President and analyst from 1996 to 1999, as a Senior Vice President and senior analyst until 2000, as an Executive Vice President until 2003, as portfolio manager since 2000, as Chief Investment Officer since September 2001 and as President since 2003. Mr. Hyun, manager of the Capital Appreciation Fund and co-manager of the LargeCap Growth Fund since September 2001, has been employed by the Manager as an Executive Vice President since September 2001, prior to which he was employed by the Manager as an analyst from 1991 until 1997 and as a Senior Vice President and portfolio manager from 1997 until June 2000, and at Oppenheimer Funds as a portfolio manager from June 2000 until September 2001. Ms. Barbi, manager of the Money Market Fund and co-manager of the Balanced Fund, has been employed by the Manager since September 2001 as a Senior Vice President and portfolio manager, prior to which she was a Vice President and securities trader at NationsBanc Montgomery Securities, LLC from 1990 until 1998, and a private investor since 1998. Ms. Greenwald, manager of the SmallCap Growth Fund since November 2001 and co-manager of the SmallCap and MidCap Growth Fund since its inception, has been employed by the Manager as a Senior Vice President and portfolio manager since November 2001, prior to which she was employed by the Manager as an analyst and later a senior analyst from 1986 to 1992, as a Managing Director and senior portfolio manager at Chase Manhattan Bank from 1994 through 1999 and as a Senior Vice President and Investment Officer at J & W Seligman & Co. from 1999 until November 2001. Ms. McRoberts, manager of the Health Sciences Fund since its inception, has been employed by the Manager as a Senior Vice President and portfolio manager since October 2001, prior to which she was a portfolio manager and partner at Maximus Capital from April 2001 until October 2001, a Vice President and portfolio manager at Morgan Stanley Dean Witter from 1998 to 2000 and a principal of that firm from December 2000 to March 2001. Ms. McRoberts had previously been employed by the Manager as a Vice President and senior analyst from 1994 until 1998. Mr. Collins, co-manager of the Balanced Fund since September 2003, has been employed by the Manager as a Senior Vice President, portfolio manager and senior analyst since September 2003, prior to which period he was employed by the Manager as an analyst and later as a Vice President and senior analyst from 1996 until September 2003. Mr. Silverberg, assistant portfolio manager of the MidCap Growth Fund since September 2003, has been employed by the Manager as an Analyst and later as an Assistant Vice President and analyst since October 2001, prior to which period he was a research analyst at Mark Asset Management Corporation from June 1999 until September 2001 and a research intern at MBF Capital Corporation from December 1998 until June 1999.

LEGAL PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DEMAYO lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), Johnson v.
Alger Small Portfolio, et al, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "the Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "the Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

On or about January 27, 2004, two other derivative actions on behalf of certain portfolios of The Alger Funds were filed in The Superior Court of the Commonwealth of Massachusetts, County of Suffolk, against certain officers and trustees of The Alger Funds. These matters include, JOHNATHAN CLAIN V. FRED M. ALGER, III., ET AL. and JAMES LAUFER V. FRED M. ALGER, III, ET AL.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

[GRAPHIC]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share is its "net asset value," or NAV, next determined after a purchase request is received in good order, plus any applicable sales charge. The NAV for each Fund other than the Money Market Fund is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open; the NAV for the Money Market Fund is calculated as of 12:00 noon on each of those days. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The assets of each Fund except the Money Market Fund are generally valued on the basis of market quotations or, where market quotations are not readily available, on the basis of fair value as determined by the Manager under procedures adopted by the Board of Trustees. The assets of the Money Market (and short-term money market instruments held by other Funds) are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

All Funds other than the Money Market Fund declare and pay dividends and distributions annually. The Funds expect that these annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Under recent tax legislation, certain dividend income received by a Fund and paid to you will be subject to a maximum tax rate of 15%; other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Dividends and distributions may differ among classes of shares of a Fund. Payments by the Money Market Fund, which normally consist solely of net investment income, are declared daily and paid monthly.

Unless you choose to receive cash payments by checking the box on your New Account Application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No additional sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, upon receipt that payment will be reinvested in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

--------------------------------------------------------------------------------
      NAV (NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF A
      FUND'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS OUTSTANDING SHARES.
--------------------------------------------------------------------------------

CLASSES OF FUND SHARES

All Funds other than the Money Market Fund offer three classes of shares, each subject to a sales charge. Shares of the Money Market Fund are not subject to a sales charge. The differences among the classes are described in the following charts:

SALES CHARGES

CLASS A SHARES
--------------------------------------------------------------------------------

When you buy Class A Shares, you may pay the following sales charge:

                              Sales Charge     Sales Charge   Dealer
                              as a % of        as a % of Net  Allowance as a %
Purchase Amount               Offering Price   Asset Value    of Offering Price
--------------------------------------------------------------------------------
Less than $100,000                 5.25%           5.54%           5.00%
$100,000 - $249,999                4.50%           4.71%           4.25%
$250,000 - $499,999                3.50%           3.63%           3.25%
$500,000 - $999,999                2.75%           2.83%           2.50%
$1,000,000 and over                  *               *             1.00%

Effective April 1, 2004, the following sales charges will apply:

                              Sales Charge     Sales Charge   Dealer
                              as a % of        as a % of Net  Allowance as a %
Purchase Amount               Offering Price   Asset Value    of Offering Price
--------------------------------------------------------------------------------
Less than $25,000                 5.25%           5.54%            5.00%
$25,000 - $49,999                 4.50%           4.71%            4.25%
$50,000 - $99,999                 4.00%           4.17%            3.75%
$100,000 - $249,999               3.50%           3.63%            3.25%
$250,000 - $499,999               2.50%           2.56%            2.25%
$500,000 - $749,999               2.00%           2.04%            1.75%
$750,000 - $999,999               1.50%           1.52%            1.25%
$1,000,000 and over                 *               *              1.00%

* Purchases of Class A Shares which, when combined with current holdings of Class A Shares offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. The CDSC is waived in certain circumstances.

--------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES

Not subject to distribution (12b-1) fees

--------------------------------------------------------------------------------
MAXIMUM INVESTMENT AMOUNT (For investment minimums effective June 1, 2004, see Table on page 23) No maximum investment limit

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

PURCHASING AND REDEEMING FUND SHARES
You can purchase or redeem shares on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after your purchase or redemption request is received in good order by the Transfer Agent. Ordinarily, the Fund will issue your redemption check within seven days after the Transfer Agent accepts your redemption request. However, when you buy shares with a check or via TelePurchase or Automatic Investment Plan, we will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. The Transfer Agent or the Fund may reject any purchase order.

You may aggregate all the shares (regardless of class effective April 1, 2004) that you purchase in Funds other than the Money Market Fund in order to obtain a reduced Class A sales charge (as indicated above) if you provide sufficient information at the time of purchase for verification of your eligibility for the lower charge.

CLASS B SHARES
--------------------------------------------------------------------------------

When you redeem Class B Shares,
you may pay the following CDSC:

                                                                     Contingent
                                                                      Deferred
                                                                      Sales
                                                                      Charge
Years Shares Were Held                                                (CDSC)
--------------------------------------------------------------------------------
Less than one                                                            5%
One but less than two                                                    4%
Two but less than three                                                  3%
Three but less than four                                                 2%
Four but less than five                                                  2%
Five but less than six                                                   1%
Six or more                                                              0%

--------------------------------------------------------------------------------

DISTRIBUTION (12B-1) FEES

Subject to distribution (12b-1) fees for eight years, after which time your shares are automatically converted to Class A Shares. There are no sales charges imposed on the conversion.+

--------------------------------------------------------------------------------
MAXIMUM INVESTMENT AMOUNT

Maximum permitted investment amount: $249,999. Effective April 1, 2004: $99,999

CLASS C SHARES
--------------------------------------------------------------------------------

When you buy Class C Shares, you may pay the following sales charge.*

                                    Sales            Sales             Dealer
                                    Charge           Charge            Allowance
                                    as a % of        as a % of         as a % of
Purchase                            Offering         Net Asset         Offering
Amount                              Price            Value             Price
--------------------------------------------------------------------------------
$1-$999,999                            1.00%             1.01%            1.00%

* Effective April 1, 2004, there will be no sales charge when you buy Class C Shares.

When you redeem Class C Shares, you may pay the following CDSC:

Years Shares Were                                            Contingent Deferred
Held                                                         Sales Charge (CDSC)
--------------------------------------------------------------------------------
Less than one                                                      1%
One or more                                                        0%
--------------------------------------------------------------------------------

DISTRIBUTION (12B-1) FEES

Subject to distribution (12b-1) fees+

--------------------------------------------------------------------------------
MAXIMUM INVESTMENT AMOUNT

Maximum permitted investment amount: $999,999. Effective April 1, 2004: $499,999

      Under certain circumstances, the above requirements may be waived. These circumstances are discussed in the Statement of Additional Information.

+ Each Fund other than Alger Money Market Fund has adopted a plan under Rule 12b-1 that allows Class B and Class C shares to pay distribution fees out of their assets on an ongoing basis for the sale and distribution of their shares. These fees will increase the cost of your investment in Class B or Class C shares and may cost you more than paying other types of sales charges.

Effective April 1, 2004, if you intend to make an aggregate purchase of $25,000 or more in a Fund other than the Money Market Fund ($100,000 or more prior to April 1, 2004) over a period of 13 months or less, you can complete a letter of intent and return it to the Fund. Please contact the Fund for details before you buy the shares.

Effective June 1, 2004, if the value of your account has fallen below the minimum initial investment amount as a result of redemptions, the Fund may close your account and redeem all of your shares.

For purposes of redemption of shares of the Alger Money Market Fund, please note that the period of time during which an investor holds shares of the Alger Money Market Fund that have been acquired in exchange for shares of any other Fund will not be counted towards the holding period for purposes of calculating a CDSC if applicable.

Different ways to purchase and redeem are listed below and on the next page. For telephone transactions, the Fund and Transfer Agent have reasonable procedures in place to determine that the instructions are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

MINIMUM INVESTMENTS--EFFECTIVE JUNE 1, 2004, THE FOLLOWING MINIMUMS WILL APPLY

                                     Initial                   Subsequent
                                    Investment                 Investment
--------------------------------------------------------------------------------
Regular account                       $1,000                       $50
Traditional IRA                          500                        50
Roth IRA                                 500                        50
Coverdell ESA                            500                        50
SIMPLE IRA                               500                        50
Keogh                                    500                        50
401(k)                                   500                        50
403(b)                                   500                        50
Automatic Investment                     500                        50

Minimums may be waived in certain circumstances.

Effective through May 31, 2004, the minimum subsequent investment in any of the Funds is $25; for the Money Market Fund only there is a minimum initial investment of $500, and the minimum initial Automatic Investment in any Fund is $25.

INVESTMENT INSTRUCTIONS

TO OPEN AN ACCOUNT:

BY MAIL: The Funds do not accept cash or cash alternatives for fund purchases. (Make checks payable to "The Alger Funds.") Mail your completed application and check to:

        Alger Shareholder Services, Inc.
        30 Montgomery Street
        Jersey City, NJ 07302

BY FED WIRE: Have your bank wire funds to State Street Bank & Trust Company. Contact Alger Shareholder Services at (800) 992-3863 for details.

Forward the completed New Account Application to Alger Shareholder Services stating that the account was established by wire transfer and the date and amount of the transfer.

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY:   Complete  the  Automatic  Investment  option  on  your  account application. Minimum automatic investment is $25 (effective June 1, 2004, $50 with a minimum initial investment of $500).

VIA OUR WEBSITE: Visit The Alger Funds' website to download a New Account Application - WWW.ALGER.COM

Mail the completed application with your investment to Alger Shareholder Services, Inc.

TO MAKE ADDITIONAL INVESTMENTS IN AN EXISTING ACCOUNT:

BY MAIL: Complete and return the Invest by Mail slip attached to your Alger Funds Statement and return slip with your investment to:

  Alger Shareholder Services, Inc.
  30 Montgomery Street
  Jersey City, NJ 07302

BY TELEPHONE OR FED WIRE: TELEPURCHASE* allows you to purchase shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or returning the Additional Services Form. The funds will be transferred from your designated bank account to your Fund account normally within one business day.

WIRE: Have your bank wire funds to State Street Bank & Trust Company. Contact Alger Shareholder Services for details.

*     Not available for Retirement Plans

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: The Alger Funds' Automatic Investment Plan allows you to make automatic purchases on the 15th and/or the last business day of each month. Fill out the appropriate information on the New Account Application or contact The Alger Funds to receive an Additional Services Form. Minimum automatic investment is $25 per Fund through May 31, 2004, $50 thereafter.

Government Direct Deposit* allows you to arrange direct deposit of U.S. federal government payments into your Fund account and Payroll Savings Plan* allows you to arrange direct deposit of a portion of your payroll directly to your Fund Account. Call for a Payroll Savings Plan Form.

*     Not available for Retirement Plans

VIA OUR WEBSITE: Visit The Alger Funds' website to download all forms to add services to your account - WWW.ALGER.COM

Mail your completed forms to Alger Shareholder Services, Inc.

EXCHANGES

You can exchange shares of any Fund for shares of another Fund, subject to certain restrictions.Sales charges will apply in certain exchanges from the Money Market Fund. The period of time during which an investor holds shares of Alger Money Market Fund that have been acquired in exchange for shares of any other Fund will not be counted towards the holding period for purposes of calculating a CDSC if applicable. Remember that for tax purposes an exchange is considered a sale and a purchase, so you may realize a taxable gain or a loss when you exchange shares. For more information, call the Fund toll-free at (800) 992-3863 or consult the Statement of Additional Information (see back cover of this prospectus).

OTHER INFORMATION

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

A Fund may reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, consistent with its compliance procedures and its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in Fund shares (with the exception of shares of the Money Market Fund) or shares of other funds sponsored by the Manager.

In addition, effective with respect to purchases (including purchases by exchange) on or after June 1, 2004, if you redeem shares of a Fund other than the Money Market Fund, by sale or exchange, within 30 days of purchase, the Fund may impose a redemption fee of 2% of the amount redeemed. This fee, which will be retained by the Fund, is intended to offset brokerage commissions, market impact and other costs associated with early redemptions. Shares held the longest will be treated as having been redeemed first for purposes of determining whether the fee applies. The fee will not apply to redemptions (i) due to shareholder death or disability, (ii) from certain omnibus accounts,
(iii) of shares acquired through reinvestment of dividends or capital gains distributions, (iv) through certain employer-sponsored retirement plans or employee benefit plans or, with respect to any plan, to comply with minimum distribution requirements, (v) effected pursuant to an automatic non-discretionary rebalancing program, (vi) pursuant to the Systematic Withdrawal Plan, or (vii) by the Fund of accounts falling below the minimum initial investment amount. The Funds reserve the right to waive this fee in other circumstances if the Manager determines that doing so is in the best interest of the Funds.

TO REDEEM SHARES OF THE FUND:

BY MAIL: Send a letter of instruction to Alger Shareholder Services, Inc. which includes

o     account number

o     Fund name (and class, if applicable)

o     number of shares or dollar amount of redemption

o     where to send the proceeds

o     signature(s) of registered owner(s)

o     a signature guarantee is required if

      o     your redemption is for more than $25,000; or

      o you want the check sent to a different address than the one we have on file; or

      o you want the check to be made payable to someone other than the registered owners we have on file; or

      o     you have changed your address on file within the past 60 days.

BY TELEPHONE*: Call (800) 992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for amounts up to $5,000. You can choose to receive a check or a wire for amounts over $5,000. Note, you cannot request a check if you have changed your address on file within the past 60 days.

A special telephone redemption service, TeleRedemption, is available by filling out the appropriate section of the New Account Application or returning the Additional Services Form. The funds will be transferred to your bank account in an amount between $500 and $50,000, normally within two business days. Shares issued in certificate form are not eligible for this service.

*     not available for Retirement Plans

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Systematic Withdrawal Plan allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.

VIA OUR WEBSITE: Visit The Alger Funds' website to download all forms to add redemption privileges to your existing account - WWW.ALGER.COM

Mail your completed forms to Alger Shareholder Services, Inc.

[GRAPHIC]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the periods shown through the year ended October 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request.

ALGER SMALLCAP GROWTH FUND (FORMERLY ALGER SMALL CAPITALIZATION PORTFOLIO)

CLASS A(i)
                                                     Year Ended October 31,
-----------------------------------------------------------------------------------------
                                            2003              2002             2001
                                            ----              ----             ----
Net asset value, beginning of period    $   2.85          $   3.54         $   8.81
-----------------------------------------------------------------------------------------
Net investment income (loss)                (.05)(iii)        (.05)(iii)       (.04)(iii)
Net realized and unrealized gain
 (loss) on investments                      1.15              (.64)           (3.41)
-----------------------------------------------------------------------------------------
Total from investment operations            1.10              (.69)           (3.45)
Distributions from net realized gains         --                --            (1.82)
-----------------------------------------------------------------------------------------
Net asset value, end of period          $   3.95          $   2.85         $   3.54
-----------------------------------------------------------------------------------------
Total Return (iv)                          38.6%            (19.5%)          (46.6%)
-----------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                        $ 73,616          $ 46,143         $ 64,164
-----------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                1.79%             1.75%            1.54%
-----------------------------------------------------------------------------------------
Ratio of net investment income
  (loss) to average net assets            (1.55%)           (1.52%)           (.95%)
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate                  139.28%           132.35%          195.72%
-----------------------------------------------------------------------------------------

CLASS B(ii)
                                                                  Year Ended October 31,
------------------------------------------------------------------------------------------------------------------
                                             2003                2002              2001                2000
                                             ----                ----              ----                ----
Net asset value, beginning of year         $   2.68            $   3.36          $   8.52           $  10.13
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   (.07)(iii)          (.07)(iii)        (.08)(iii)         (.16)(iii)
Net realized and unrealized gain
 (loss) on investments                         1.09               (.61)             (3.26)               .36
------------------------------------------------------------------------------------------------------------------
Total from investment operations               1.02               (.68)             (3.34)               .20
Distributions from net realized gains            --                  --             (1.82)             (1.81)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of year               $   3.70            $   2.68          $   3.36           $   8.52
------------------------------------------------------------------------------------------------------------------
Total Return (iv)                             38.1%             (20.2%)            (47.0%)              (.4%)
------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of year
 (000's omitted)                           $ 94,241            $ 81,758          $130,559           $325,382
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                   2.57%               2.49%             2.28%              2.14%
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
  (loss) to average net assets               (2.32%)             (2.27%)           (1.66%)            (1.58%)
------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     139.28%             132.35%           195.72%            207.19%
------------------------------------------------------------------------------------------------------------------

(i)   Class A Shares were initially offered January 1, 1997.

(ii) Per share data have been adjusted to reflect the effect of a 3-for-1 stock split which occurred September 27, 1995.

(iii) Amount was computed based on average shares outstanding during the period.

For a share outstanding throughout the period

                                                                        Ten Months Ended
                                Year Ended October 31,                     October 31,
----------------------------------------------------------------------------------------
                   2000                 1999                  1998               1997(v)
                   ----                 ----                  ----               -------
                 $  10.35             $   8.74              $  10.35            $   9.21
----------------------------------------------------------------------------------------
                     (.08)(iii)           (.08)(iii)            (.06)(iii)          (.04)

                      .35                 2.71                 (1.04)               1.18
----------------------------------------------------------------------------------------
                      .27                 2.63                 (1.10)               1.14
                    (1.81)                (1.02)               (.51)                  --
----------------------------------------------------------------------------------------
                 $   8.81             $  10.35              $   8.74            $  10.35
----------------------------------------------------------------------------------------
                      .4%                32.7%                (10.9%)              12.4%
----------------------------------------------------------------------------------------


                 $111,665             $ 69,986              $ 59,516            $ 25,996
----------------------------------------------------------------------------------------

                    1.41%                1.38%                 1.37%               1.38%
----------------------------------------------------------------------------------------

                    (.81%)               (.79%)                (.71%)              (.93%)
----------------------------------------------------------------------------------------
                  207.19%              110.92%               157.26%             120.27%
----------------------------------------------------------------------------------------

                                     Year Ended October 31,
-----------------------------------------------------------------------------------------
           1999          1998          1997           1996           1995          1994
           ----          ----          ----           ----           ----          ----
          $ 8.61        $ 10.29       $ 10.86        $ 11.13         $ 7.62        $ 8.65
----------------------------------------------------------------------------------------
            (.15)(iii)     (.14)(iii)    (.11)          (.09)          (.13)         (.09)

            2.69          (1.03)         1.28            .42           3.64          (.02)
-----------------------------------------------------------------------------------------
            2.54          (1.17)         1.17            .33           3.51          (.11)
           (1.02)          (.51)        (1.74)          (.60)            --          (.92)
-----------------------------------------------------------------------------------------
       $   10.13         $ 8.61       $ 10.29        $ 10.86        $ 11.13        $ 7.62
-----------------------------------------------------------------------------------------
           32.1%         (11.6%)        12.9%           3.2%          46.2%         (1.1%)


        $419,842       $460,788      $580,651       $553,872       $463,718      $294,890
-----------------------------------------------------------------------------------------

           2.14%          2.12%         2.14%          2.13%          2.11%         2.18%
-----------------------------------------------------------------------------------------
          (1.58%)        (1.51%)       (1.67%)        (1.59%)        (1.75%)       (1.51%)
-----------------------------------------------------------------------------------------
         110.92%        157.26%       120.27%        153.35%         97.37%       131.86%
-----------------------------------------------------------------------------------------

(iv)  Does not reflect the effect of any sales charges.

(v) Ratios have been annualized; total return has not been annualized.

ALGER SMALLCAP GROWTH FUND (FORMERLY ALGER SMALL CAPITALIZATION
PORTFOLIO) (CONTINUED)

CLASS C(i)
                                                     Year Ended October 31,
--------------------------------------------------------------------------------------------
                                           2003                2002               2001
                                           ----                ----               ----
Net asset value, beginning of period     $   2.68            $   3.36          $   8.53
--------------------------------------------------------------------------------------------
Net investment income (loss)                 (.07)(ii)           (.07)(ii)         (.08)(ii)
Net realized and unrealized gain
 (loss) on investments                       1.09                (.61)            (3.27)
--------------------------------------------------------------------------------------------
Total from investment operations             1.02                (.68)            (3.35)
Distributions from net realized gains          --                 --              (1.82)
--------------------------------------------------------------------------------------------
Net asset value, end of period           $   3.70              $ 2.68          $   3.36
--------------------------------------------------------------------------------------------
Total Return (iii)                          38.1%              (20.2%)           (47.0%)
--------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                         $  4,999             $ 3,209          $  4,234
--------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                 2.56%               2.49%             2.28%
--------------------------------------------------------------------------------------------
Ratio of net investment income
  (loss) to average net assets             (2.32%)             (2.27%)           (1.66%)
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                   139.28%             132.35%           195.72%
--------------------------------------------------------------------------------------------

(i)   Class C Shares were initially offered August 1, 1997.

(ii) Amount was computed based on average shares outstanding during the period. For a share outstanding throughout the period

For a share outstanding throughout the period

                                                                     Three Months Ended
                         Year Ended October 31,                           October 31,
----------------------------------------------------------------------------------------
                   2000                 1999                  1998              1997(iv)
                   ----                 ----                  ----              --------
                 $  10.13             $   8.59              $  10.29            $  10.38
----------------------------------------------------------------------------------------
                     (.16)(ii)            (.16)(ii)             (.10)(ii)           (.03)

                      .37                 2.72                 (1.09)               (.06)
----------------------------------------------------------------------------------------
                      .21                 2.56                 (1.19)               (.09)
                    (1.81)               (1.02)                 (.51)                 --
----------------------------------------------------------------------------------------
                   $ 8.53            $   10.13                $ 8.59             $ 10.29
----------------------------------------------------------------------------------------
                     (.3%)               32.4%                (11.8%)               (.9%)
----------------------------------------------------------------------------------------


                 $ 11,103            $   7,659               $ 4,838               $ 338
----------------------------------------------------------------------------------------

                    2.15%                2.13%                 2.11%               2.09%
----------------------------------------------------------------------------------------

                   (1.57%)              (1.55%)               (1.36%)             (1.71%)
----------------------------------------------------------------------------------------
                  207.19%              110.92%               157.26%             120.27%
----------------------------------------------------------------------------------------

(iii) Does not reflect the effect of any sales charges.

(iv)  Ratios have been annualized; total return has not been annualized.

ALGER MIDCAP GROWTH FUND (FORMERLY ALGER MIDCAP GROWTH PORTFOLIO)(i)

CLASS A(ii)
                                                         Year Ended October 31,
---------------------------------------------------------------------------------------------
                                             2003                2002               2001
                                             ----                ----               ----
Net asset value, beginning of period      $   5.48            $   6.92          $  10.17
---------------------------------------------------------------------------------------------
Net investment income (loss)                  (.07)(iv)           (.07)(iv)         (.06)(iv)
Net realized and unrealized gain
 (loss) on investments                        2.16               (1.37)            (2.01)
---------------------------------------------------------------------------------------------
Total from investment operations              2.09               (1.44)            (2.07)
Distributions from net realized gains           --                 --              (1.18)
---------------------------------------------------------------------------------------------
Net asset value, end of period            $   7.57              $ 5.48            $ 6.92
---------------------------------------------------------------------------------------------
Total Return(v)                              38.1%              (20.8%)           (21.9%)
---------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $231,711            $133,113          $154,412
---------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                  1.45%               1.41%             1.31%
---------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets               (1.16%)             (1.05%)            (.77%)
---------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    238.17%             324.69%           115.45%
---------------------------------------------------------------------------------------------

CLASS B
                                                   Year Ended October 31,
--------------------------------------------------------------------------------------------------
                                            2003          2002          2001            2000
                                            ----          ----          ----            ----
Net asset value, beginning of year        $   5.17      $   6.58        $ 9.79         $ 8.00
--------------------------------------------------------------------------------------------------
Net investment income (loss)                  (.11)(iv)     (.11)(iv)     (.11)(iv)      (.12)(iv)
Net realized and unrealized gain
 (loss) on investments                        2.02         (1.30)        (1.92)          3.41
--------------------------------------------------------------------------------------------------
Total from investment operations              1.91         (1.41)        (2.03)          3.29
Distributions from net realized gains           --            --         (1.18)         (1.50)
--------------------------------------------------------------------------------------------------
Net asset value, end of year              $   7.08      $   5.17        $ 6.58         $ 9.79
--------------------------------------------------------------------------------------------------
Total Return(v)                              36.9%        (21.4%)       (22.4%)         46.4%
--------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of year
 (000's omitted)                          $326,015      $247,201      $426,699       $532,476
--------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                  2.20%         2.15%         2.06%          2.04%
--------------------------------------------------------------------------------------------------
Ratio of net investment income
  (loss) to average net assets              (1.92%)       (1.80%)       (1.49%)        (1.23%)
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    238.17%        324.69%       115.45%         97.11%
--------------------------------------------------------------------------------------------------

(i) Per share data have been adjusted to reflect the effect of a 3-for-1 stock split which occurred April 20, 2000.

(ii)  Class A Shares were initially offered January 1, 1997.

(iii) Ratios have been annualized; total return has not been annualized.

For a share outstanding throughout the period

                                                                        Ten Months Ended
                                Year Ended October 31,                     October 31,
-----------------------------------------------------------------------------------------
                   2000                 1999                 1998               1997(iii)
                   ----                 ----                 ----               ---------
                 $   8.20             $   7.07              $ 7.49              $   6.31
-----------------------------------------------------------------------------------------
                     (.04)(iv)            (.05)(iv)             (.03)(iv)           (.03)

                     3.51                 2.16                   .43                1.21
-----------------------------------------------------------------------------------------
                     3.47                 2.11                   .40                1.18
                    (1.50)                (.98)                 (.82)                 --
-----------------------------------------------------------------------------------------
                 $  10.17             $   8.20              $   7.07              $ 7.49
-----------------------------------------------------------------------------------------
                    47.7%                33.3%                  7.2%               18.7%
-----------------------------------------------------------------------------------------


                 $141,558             $ 49,246              $ 32,447             $ 5,436
-----------------------------------------------------------------------------------------

                    1.29%                1.31%                 1.34%               1.40%
-----------------------------------------------------------------------------------------

                    (.46%)               (.58%)                (.53%)              (.83%)
-----------------------------------------------------------------------------------------
                   97.11%              203.86%               180.98%             160.09%
-----------------------------------------------------------------------------------------

                                      Year Ended October 31,
--------------------------------------------------------------------------------------------
            1999           1998          1997           1996           1995        1994
            ----           ----          ----           ----           ----        ----
           $ 6.96         $ 7.44        $ 6.29         $ 6.31         $ 4.26      $ 4.16
--------------------------------------------------------------------------------------------
             (.11)(iv)      (.10)(iv)     (.10)          (.08)(iv)      (.03)       (.04)

             2.13            .44          1.41            .45           2.08         .23
--------------------------------------------------------------------------------------------
             2.02            .34          1.31            .37           2.05         .19
             (.98)         (.82)          (.16)          (.39)            --        (.09)
--------------------------------------------------------------------------------------------
           $ 8.00         $ 6.96        $ 7.44         $ 6.29         $ 6.31      $ 4.26
--------------------------------------------------------------------------------------------
            32.3%           6.2%         21.4%           6.4%          48.3%        4.7%
--------------------------------------------------------------------------------------------


         $248,139       $191,934      $166,475       $125,686       $ 54,016    $ 18,516
--------------------------------------------------------------------------------------------

            2.07%          2.10%         2.19%          2.27%          2.39%       3.20%(vi)
--------------------------------------------------------------------------------------------

           (1.39%)        (1.38%)       (1.58%)        (1.33%)        (1.71%)     (2.32%)
--------------------------------------------------------------------------------------------
           203.86%        180.98%       160.09%        113.95%        121.60%     127.40%
--------------------------------------------------------------------------------------------

(iv)  Amount was computed based on average shares outstanding during the period.

(v)   Does not reflect the effect of any sales charges.

(vi) Amounts has been reduced by .07% for the period ended October 31, 1994, due to expense reimbursements made pursuant to applicable state expense limits.

CLASS C(ii)
                                                        Year Ended October 31,
----------------------------------------------------------------------------------------------
                                             2003                2002               2001
                                             ----                ----               ----
Net asset value, beginning of period       $   5.16            $   6.56          $   9.77
----------------------------------------------------------------------------------------------
Net investment income (loss)                   (.11)(iv)           (.11)(iv)         (.11)(iv)
Net realized and unrealized gain
 (loss) on investments                         2.01               (1.29)            (1.92)
----------------------------------------------------------------------------------------------
Total from investment operations               1.90               (1.40)            (2.03)
Distributions from net realized gains            --                 --              (1.18)
----------------------------------------------------------------------------------------------
Net asset value, end of period             $   7.06              $ 5.16            $ 6.56
----------------------------------------------------------------------------------------------
Total Return(v)                               36.8%              (21.3%)           (22.4%)
----------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                           $ 62,627            $ 46,238          $ 53,592
----------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                   2.20%               2.16%             2.06%
----------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets                (1.92%)             (1.80%)           (1.51%)
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     238.17%             324.69%           115.45%
----------------------------------------------------------------------------------------------

(i) Per share data have been adjusted to reflect the effect of a 3-for-1 stock split which occurred April 20, 2000.

(ii)  Class C Shares were initially offered August 1, 1997.

(iii) Ratios have been annualized; total return has not been annualized.

For a share outstanding throughout the period

                                                                     Three Months Ended
                                Year Ended October 31,                    October 31,
-----------------------------------------------------------------------------------------
                   2000                 1999                  1998              1997(iii)
                   ----                 ----                  ----              ---------
                 $   7.99             $   6.95              $   7.44            $   7.50
-----------------------------------------------------------------------------------------
                     (.11)(iv)            (.11)(iv)             (.09)(iv)           (.01)

                     3.39                 2.13                   .42                (.05)
-----------------------------------------------------------------------------------------
                     3.28                 2.02                   .33                (.06)
                   (1.50)                 (.98)                 (.82)                 --
-----------------------------------------------------------------------------------------
                 $   9.77             $   7.99              $   6.95            $   7.44
-----------------------------------------------------------------------------------------
                    46.4%                32.4%                  6.1%                (.7%)
-----------------------------------------------------------------------------------------


                 $ 51,335             $ 10,827              $  1,759            $     84
-----------------------------------------------------------------------------------------

                    2.04%                2.08%                 2.08%               1.97%
-----------------------------------------------------------------------------------------

                   (1.22%)              (1.40%)               (1.26%)             (1.55%)
-----------------------------------------------------------------------------------------
                   97.11%              203.86%               180.98%             160.09%
-----------------------------------------------------------------------------------------


(iv)  Amount was computed based on average shares outstanding during the period.

(v)   Does not reflect the effect of any sales charges.

ALGER LARGECAP GROWTH FUND (FORMERLY ALGER LARGECAP GROWTH PORTFOLIO)

CLASS A(i)
                                                        Year Ended October 31,
---------------------------------------------------------------------------------------------
                                             2003                2002              2001
                                             ----                ----              ----
Net asset value, beginning of period      $   7.16            $   9.47          $  14.09
---------------------------------------------------------------------------------------------
Net investment income (loss)                  (.05)(iv)           (.04)(iv)         (.04)(iv)
Net realized and unrealized gain
 (loss) on investments                        1.76               (2.27)            (3.64)
---------------------------------------------------------------------------------------------
Total from investment operations              1.71               (2.31)            (3.68)
Distributions from net realized gains           --                  --              (.94)
---------------------------------------------------------------------------------------------
Net asset value, end of period            $   8.87              $ 7.16            $ 9.47
---------------------------------------------------------------------------------------------
Total Return(iii)                            23.9%              (24.4%)           (27.4%)
---------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                          $168,720            $130,464          $230,637
---------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                  1.44%               1.36%             1.26%
---------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets                (.62%)              (.47%)            (.35%)
---------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    215.81%             213.97%            91.40%
---------------------------------------------------------------------------------------------


 CLASS B(ii)
                                                             Year Ended October 31,
---------------------------------------------------------------------------------------------------------
                                             2003            2002            2001              2000
                                             ----            ----            ----              ----
 Net asset value, beginning of year        $   6.76          $ 9.02         $ 13.58          $ 15.09
---------------------------------------------------------------------------------------------------------
 Net investment income (loss)                  (.10)(iv)       (.10)(iv)       (.12)(iv)        (.16)(iv)
 Net realized and unrealized gain
  (loss) on investments                        1.67           (2.16)          (3.50)            1.31
---------------------------------------------------------------------------------------------------------
 Total from investment operations              1.57           (2.26)          (3.62)            1.15
 Distributions from net realized gains           --              --            (.94)           (2.66)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of year                $ 8.33          $ 6.76       $    9.02          $ 13.58
---------------------------------------------------------------------------------------------------------
 Total Return (iii)                           23.2%          (25.1%)         (28.1%)            7.2%
---------------------------------------------------------------------------------------------------------
 Ratios and Supplemental Data:
 Net assets, end of year
  (000's omitted)                          $350,972       $ 323,809        $581,770         $902,091
---------------------------------------------------------------------------------------------------------
 Ratio of expenses to average
  net assets                                  2.20%           2.11%           2.01%            1.96%
---------------------------------------------------------------------------------------------------------
 Ratio of net investment income
   (loss) to average net assets             (1.37%)         (1.21%)         (1.09%)           (1.07%)
---------------------------------------------------------------------------------------------------------
 Portfolio Turnover Rate                    215.81%         213.97%          91.40%           96.13%
---------------------------------------------------------------------------------------------------------

(i)   Class A Shares were initially offered January 1, 1997.

(ii) Per share data have been adjusted to reflect the effect of a 3-for-1 stock split which occurred September 27, 1995.

For a share outstanding throughout the period

                                                                        Ten Months Ended
                               Year Ended October 31,                      October 31,
-----------------------------------------------------------------------------------------
                   2000                 1999                  1998              1997(v)
                   ----                 ----                  ----              -------
                 $  15.47             $  12.19              $  11.58            $   9.40
-----------------------------------------------------------------------------------------
                     (.05)(iv)            (.07)(iv)             (.03)(iv)           (.02)

                     1.33                 4.64                  2.13                2.20
-----------------------------------------------------------------------------------------
                     1.28                 4.57                  2.10                2.18
                    (2.66)               (1.29)                (1.49)                 --
-----------------------------------------------------------------------------------------
                  $ 14.09              $ 15.47              $  12.19            $  11.58
-----------------------------------------------------------------------------------------
                     8.0%                40.4%                 21.4%               23.2%
-----------------------------------------------------------------------------------------


                 $324,130             $228,896              $121,930            $ 52,307
-----------------------------------------------------------------------------------------

                    1.20%                1.21%                 1.25%               1.30%
-----------------------------------------------------------------------------------------

                    (.32%)               (.50%)                (.23%)              (.39%)
-----------------------------------------------------------------------------------------
                   96.13%              205.94%               146.64%             128.26%
-----------------------------------------------------------------------------------------

                                       Year Ended October 31,
---------------------------------------------------------------------------------------------
            1999          1998          1997           1996           1995        1994
            ----          ----          ----           ----           ----        ----
          $ 12.00       $  11.50       $  9.49         $ 9.38        $  6.97      $ 7.43
---------------------------------------------------------------------------------------------
             (.18)(iv)      (.11)(iv)     (.13)          (.08)(iv)      (.02)       (.07)(iv)

             4.56           2.10          2.44            .78           2.59         .35
---------------------------------------------------------------------------------------------
             4.38           1.99          2.31            .70           2.57         .28
            (1.29)         (1.49)         (.30)          (.59)          (.16)       (.74)
---------------------------------------------------------------------------------------------
          $ 15.09       $  12.00      $  11.50         $ 9.49        $  9.38      $ 6.97
---------------------------------------------------------------------------------------------
            39.3%          20.5%         24.9%           8.1%          37.8%        4.1%
---------------------------------------------------------------------------------------------


        $ 770,311      $ 390,885     $ 304,984       $266,207      $ 154,284    $ 76,390
---------------------------------------------------------------------------------------------

            1.96%          2.00%         2.08%          2.08%          2.09%       2.20%
---------------------------------------------------------------------------------------------

           (1.26%)         (.98%)       (1.13%)         (.84%)        (1.03%)     (1.01%)
---------------------------------------------------------------------------------------------
          205.94%        146.64%       128.26%         94.91%        118.16%     103.86%
---------------------------------------------------------------------------------------------

(iii) Does not reflect the effect of any sales charges.

(iv)  Amount was computed based on average shares outstanding during the period.

(v)   Ratios have been annualized; total return has not been annualized.

ALGER  LARGECAP  GROWTH  FUND  (FORMERLY   ALGER  LARGECAP   GROWTH   PORTFOLIO)
(CONTINUED)

CLASS C(i)
                                                        Year Ended October 31,
-----------------------------------------------------------------------------------------------
                                             2003                2002              2001
                                             ----                ----              ----
Net asset value, beginning of period       $   6.76            $   9.02          $  13.57
-----------------------------------------------------------------------------------------------
Net investment income (loss)                   (.10)(iii)          (.10)(iii)        (.12)(iii)
Net realized and unrealized gain
 (loss) on investments                         1.67               (2.16)            (3.49)
-----------------------------------------------------------------------------------------------
Total from investment operations               1.57               (2.26)            (3.61)
Distributions from net realized gains            --                  --              (.94)
-----------------------------------------------------------------------------------------------
Net asset value, end of period             $   8.33              $ 6.76          $   9.02
-----------------------------------------------------------------------------------------------
Total Return (ii)                             23.2%              (25.1%)           (28.0%)
-----------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                           $ 41,906            $ 34,813          $ 48,918
-----------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                   2.19%               2.11%             2.01%
-----------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets                (1.37%)             (1.22%)           (1.10%)
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     215.81%             213.97%            91.40%
-----------------------------------------------------------------------------------------------


(i)   Class C Shares were initially offered August 1, 1997.

(ii)  Does not reflect the effect of any sales charges.

For a share outstanding throughout the period

                                                                      Three Months Ended
                                Year Ended October 31,                    October 31,
-----------------------------------------------------------------------------------------
                    2000                 1999                 1998              1997(iv)
                    ----                 ----                 ----              --------
                 $  15.08             $  12.00              $  11.50            $  11.98
-----------------------------------------------------------------------------------------
                     (.16)(iii)           (.18)(iii)            (.11)(iii)          (.02)

                     1.31                 4.55                  2.10                (.46)
-----------------------------------------------------------------------------------------
                     1.15                 4.37                  1.99                (.48)
                    (2.66)               (1.29)                (1.49)                 --
-----------------------------------------------------------------------------------------
                 $  13.57             $  15.08              $  12.00            $  11.50
-----------------------------------------------------------------------------------------
                     7.2%                39.2%                 20.5%               (4.0%)
-----------------------------------------------------------------------------------------


                 $ 65,893             $ 31,500              $  3,312            $    199
-----------------------------------------------------------------------------------------

                    1.95%                1.97%                 2.00%               2.02%
-----------------------------------------------------------------------------------------

                   (1.08%)              (1.30%)                (.97%)             (1.43%)
-----------------------------------------------------------------------------------------
                   96.13%              205.94%               146.64%             128.26%
-----------------------------------------------------------------------------------------

(iii) Amount was computed based on average shares outstanding during the period.

(iv)  Ratios have been annualized; total return has not been annualized.

ALGER  CAPITAL   APPRECIATION   FUND   (FORMERLY   ALGER  CAPITAL   APPRECIATION
PORTFOLIO)(i)(vii)

CLASS A(ii)
                                                           Year Ended October 31,
---------------------------------------------------------------------------------------------------
                                                2003                2002               2001
                                                ----                ----               ----
Net asset value, beginning of period          $   6.23            $   8.21           $  13.54
---------------------------------------------------------------------------------------------------
Net investment income (loss)                      (.07)(iii)          (.08)(iii)         (.05)(iii)
Net realized and unrealized gain
 (loss) on investments                            1.58               (1.90)             (4.80)
---------------------------------------------------------------------------------------------------
Total from investment operations                  1.51               (1.98)             (4.85)
Distributions from net realized gains               --                  --               (.48)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                $   7.74            $   6.23           $   8.21
---------------------------------------------------------------------------------------------------
Total Return (iv)                                24.2%              (24.1%)            (36.8%)
---------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                              $112,031            $ 97,962           $179,365
---------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                      1.70%               1.53%              1.40%
---------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets                   (1.06%)             (1.06%)             (.46%)
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        202.81%             174.83%            102.58%
---------------------------------------------------------------------------------------------------

CLASS B
                                                    Year Ended October 31,
-------------------------------------------------------------------------------------------------------
                                           2003            2002            2001            2000
                                           ----            ----            ----            ----
Net asset value, beginning of year        $ 5.93          $ 7.88         $ 13.09         $  13.28
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                (.11)(iii)      (.14)(iii)      (.12)(iii)       (.22)(iii)
Net realized and unrealized gain
 (loss) on investments                      1.49           (1.81)          (4.61)            1.96
-------------------------------------------------------------------------------------------------------
Total from investment operations            1.38           (1.95)          (4.73)            1.74
Distributions from net realized gains         --              --            (.48)           (1.93)
-------------------------------------------------------------------------------------------------------
Net asset value, end of year              $ 7.31          $ 5.93          $ 7.88         $  13.09
-------------------------------------------------------------------------------------------------------
Total Return (iv)                          23.3%          (24.8%)         (37.2%)           11.6%
-------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of year
 (000's omitted)                        $324,292        $342,592        $572,068       $1,056,831
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                2.45%           2.28%           2.15%            2.11%
-------------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets             (1.82%)         (1.82%)         (1.20%)          (1.41%)
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                  202.81%         174.83%         102.58%          132.37%
-------------------------------------------------------------------------------------------------------

(i) Prior to March 27, 1995, the Capital Appreciation Fund was the Leveraged AllCap Fund.

(ii)  Class A Shares were initially offered January 1, 1997.

(iii) Amount was computed based on average shares outstanding during the period.

(iv)  Does not reflect the effect of any sales charges.

For a share outstanding throughout the period

                                                                        Ten Months Ended
                                Year Ended October 31,                     October 31,
-----------------------------------------------------------------------------------------
                   2000                  1999                 1998               1997(v)
                   ----                  ----                 ----               -------
                 $  13.57             $   9.03              $   8.72            $   7.20
-----------------------------------------------------------------------------------------
                     (.11)(iii)           (.12)(iii)            (.05)(iii)          (.03)

                     2.01                 5.50                   .90                1.55
-----------------------------------------------------------------------------------------
                     1.90                 5.38                   .85                1.52
                    (1.93)                (.84)                 (.54)                 --
-----------------------------------------------------------------------------------------
                 $  13.54             $  13.57              $   9.03            $   8.72
-----------------------------------------------------------------------------------------
                    12.6%                63.9%                 10.7%               21.2%
-----------------------------------------------------------------------------------------


                 $366,296             $147,929              $ 54,415            $ 15,572
-----------------------------------------------------------------------------------------

                    1.36%                1.44%                 1.49%               1.53%
-----------------------------------------------------------------------------------------

                    (.66%)               (.98%)                (.67%)              (.85%)
-----------------------------------------------------------------------------------------
                  132.37%              186.93%               184.07%             157.63%
-----------------------------------------------------------------------------------------

                                       Year Ended October 31,
--------------------------------------------------------------------------------------------
             1999          1998          1997         1996           1995          1994
             ----          ----          ----         ----           ----          ----
           $ 8.90         $ 8.67        $ 7.21       $ 6.21         $ 3.70        $ 3.33
--------------------------------------------------------------------------------------------
             (.21)(iii)     (.13)(iii)    (.11)        (.11)(iii)     (.16)(iii)    (.16)

             5.43            .90          1.62         1.29           2.67           .53
--------------------------------------------------------------------------------------------
             5.22            .77          1.51         1.18           2.51           .37
             (.84)          (.54)         (.05)        (.18)            --            --
--------------------------------------------------------------------------------------------
          $ 13.28         $ 8.90        $ 8.67       $ 7.21         $ 6.21        $ 3.70
--------------------------------------------------------------------------------------------
            63.0%           9.9%         21.0%        19.5%          67.6%         11.1%
--------------------------------------------------------------------------------------------


         $594,971       $242,941      $212,895     $150,258       $ 33,640       $ 2,369
--------------------------------------------------------------------------------------------

            2.21%          2.26%         2.38%        2.46%          3.54%         5.53%(vi)
--------------------------------------------------------------------------------------------

           (1.77%)        (1.48%)       (1.72%)      (1.61%)        (3.02%)       (5.12%)
--------------------------------------------------------------------------------------------
          186.93%        184.07%       157.63%      162.37%        197.65%       231.99%
--------------------------------------------------------------------------------------------

(v)   Ratios have been annualized; total return has not been annualized.

(vi) Amount has been reduced by .85% due to expense reimbursements made pursuant to applicable state expense limits.

(vii) Per share data has been adjusted to reflect the effect of a 3-for-1 stock split which occurred on January 8, 1999.

ALGER CAPITAL APPRECIATION FUND (FORMERLY ALGER CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

CLASS C(i)(v)
                                                          Year Ended October 31,
--------------------------------------------------------------------------------------------------
                                                2003                2002                2001
                                                ----                ----                ----
Net asset value, beginning of period          $   5.93            $  7.87            $  13.09
--------------------------------------------------------------------------------------------------
Net investment income (loss)                      (.11)(ii)           (.14)(ii)          (.12)(ii)
Net realized and unrealized gain
 (loss) on investments                            1.49               (1.80)             (4.62)
--------------------------------------------------------------------------------------------------
Total from investment operations                  1.38               (1.94)             (4.74)
Distributions from net realized gains               --                  --               (.48)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                $   7.31            $   5.93           $   7.87
--------------------------------------------------------------------------------------------------
Total Return (iii)                               23.3%              (24.7%)            (37.2%)
--------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                              $ 54,273            $ 53,936           $ 96,451
--------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                      2.45%               2.28%              2.15%
--------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets                   (1.81%)             (1.82%)            (1.20%)
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        202.81%             174.83%            102.58%
--------------------------------------------------------------------------------------------------

(i)   Class C Shares were initially offered August 1, 1997.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii) Does not reflect the effect of any sales charges.

For a share outstanding throughout the period

                                                                     Three Months Ended
                               Year Ended October 31,                    October 31,
-----------------------------------------------------------------------------------------
                   2000                 1999                  1998              1997(iv)
                   ----                 ----                  ----              --------
                 $  13.27             $   8.90              $   8.67            $   9.22
-----------------------------------------------------------------------------------------
                     (.22)(ii)            (.22)(ii)             (.12)(ii)           (.02)

                     1.97                 5.43                   .89                (.53)
-----------------------------------------------------------------------------------------
                     1.75                 5.21                   .77                (.55)
                    (1.93)                (.84)                 (.54)                 --
-----------------------------------------------------------------------------------------
                 $  13.09             $  13.27              $   8.90            $   8.67
-----------------------------------------------------------------------------------------
                    11.7%                62.9%                  9.9%               (6.0%)
-----------------------------------------------------------------------------------------


                 $180,663             $ 43,789              $  2,967            $    631
-----------------------------------------------------------------------------------------

                    2.12%                2.21%                 2.25%               2.25%
-----------------------------------------------------------------------------------------

                   (1.42%)              (1.80%)               (1.46%)             (1.80%)
-----------------------------------------------------------------------------------------
                  132.37%              186.93%               184.07%             157.63%
-----------------------------------------------------------------------------------------

(iv)  Ratios have been annualized; total return has not been annualized.

(v) Per share data has been adjusted to reflect the effect of a 3-for-1 stock split which occurred on January 8, 1999.

ALGER BALANCED FUND (FORMERLY ALGER BALANCED PORTFOLIO)

CLASS A(i)
                                                    Year Ended October 31,
-------------------------------------------------------------------------------------------------
                                                2003                2002                2001
                                                ----                ----                ----
Net asset value, beginning of period          $  16.02             $ 18.67           $  21.29
-------------------------------------------------------------------------------------------------
Net investment income (loss)                       .13(iv)             .27(iv)            .43(iv)
Net realized and unrealized gain
 (loss) on investments                            2.43               (2.48)             (2.83)
-------------------------------------------------------------------------------------------------
Total from investment operations                  2.56               (2.21)             (2.40)
-------------------------------------------------------------------------------------------------
Dividends from net investment income              (.29)               (.44)              (.22)
Distributions from net realized gains               --                 --                  --
-------------------------------------------------------------------------------------------------
Total Distributions                               (.29)               (.44)              (.22)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                $  18.29            $  16.02           $  18.67
-------------------------------------------------------------------------------------------------
Total Return (iii)                               16.3%              (12.2%)            (11.3%)
-------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                              $ 79,387            $ 78,167           $101,440
-------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                      1.31%               1.28%              1.20%
-------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets                     .80%               1.53%              2.15%
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        174.97%             203.96%             74.15%
-------------------------------------------------------------------------------------------------

CLASS B
                                                       Year Ended October 31,
------------------------------------------------------------------------------------------------
                                            2003          2002          2001           2000
Net asset value, beginning of year        $ 15.62      $  18.17       $ 20.83        $ 20.59
------------------------------------------------------------------------------------------------
Net investment income (loss)                  .01(iv)       .14(iv)       .27(iv)        .17(iv)
Net realized and unrealized gain
 (loss) on investments                       2.39         (2.44)        (2.75)          1.71
------------------------------------------------------------------------------------------------
Total from investment operations             2.40         (2.30)        (2.48)          1.88
------------------------------------------------------------------------------------------------
Dividends from net investment income         (.16)         (.25)         (.18)          (.04)
Distributions from net realized gains          --            --            --          (1.60)
------------------------------------------------------------------------------------------------
Total Distributions                          (.16)         (.25)         (.18)         (1.64)
------------------------------------------------------------------------------------------------
Net asset value, end of year              $ 17.86      $  15.62       $ 18.17        $ 20.83
------------------------------------------------------------------------------------------------
Total Return (iii)                          15.5%        (12.9%)       (12.0%)          9.4%
------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of year
 (000's omitted)                         $143,765      $137,070      $158,766       $132,123
------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                 2.06%         2.03%         1.95%          2.04%
------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets                .05%          .78%         1.40%           .98%
------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                   174.97%       203.96%        74.15%         63.50%
------------------------------------------------------------------------------------------------

(i)   Class A Shares were initially offered January 1, 1997.

(ii)  Ratios have been annualized; total return has not been annualized.

(iii) Does not reflect the effect of any sales charges.

For a share outstanding throughout the period

                                                                       Ten Months Ended
                               Year Ended October 31,                     October 31,
----------------------------------------------------------------------------------------
                   2000                 1999                   1998             1997(ii)
                   ----                 ----                   ----             --------
                 $  20.95             $  16.83               $ 16.58            $  13.99
----------------------------------------------------------------------------------------
                      .39(iv)              .25(iv)               .16(iv)             .05

                     1.68                 4.97                  2.35                2.54
----------------------------------------------------------------------------------------
                     2.07                 5.22                  2.51                2.59
                     (.13)                (.08)                 (.06)                 --
----------------------------------------------------------------------------------------
                    (1.60)               (1.02)                (2.20)                 --
----------------------------------------------------------------------------------------
                    (1.73)               (1.10)                (2.26)                 --
----------------------------------------------------------------------------------------
                  $ 21.29              $ 20.95               $ 16.83             $ 16.58
----------------------------------------------------------------------------------------
                    10.2%                32.5%                 17.7%               18.5%
----------------------------------------------------------------------------------------


                 $ 93,671             $ 12,488               $ 1,354               $ 459
----------------------------------------------------------------------------------------

                    1.29%                1.40%                 1.79%               2.10%
----------------------------------------------------------------------------------------

                    1.80%                1.15%                  .98%                .72%
----------------------------------------------------------------------------------------
                   63.50%              126.01%                93.23%             109.26%
----------------------------------------------------------------------------------------

                                       Year Ended October 31,
-----------------------------------------------------------------------------------------
            1999          1998          1997           1996           1995        1994
            ----          ----          ----           ----           ----        ----
         $  16.64        $ 16.48      $  14.21        $ 13.59        $ 10.65     $ 11.18
-----------------------------------------------------------------------------------------
              .07(iv)        .03(iv)        --            .12           (.02)(iv)   (.05)

             4.93           2.34          2.67            .72           2.96        (.39)
-----------------------------------------------------------------------------------------
             5.00           2.37          2.67            .84           2.94        (.44)
-----------------------------------------------------------------------------------------
             (.03)          (.01)         (.06)          (.01)            --          --
            (1.02)         (2.20)         (.34)          (.21)            --        (.09)
-----------------------------------------------------------------------------------------
            (1.05)         (2.21)         (.40)          (.22)            --        (.09)
-----------------------------------------------------------------------------------------
         $  20.59        $ 16.64      $  16.48        $ 14.21        $ 13.59     $ 10.65
-----------------------------------------------------------------------------------------
            31.5%          16.9%         19.3%           6.3%          27.6%       (4.0%)
-----------------------------------------------------------------------------------------


          $52,607       $ 19,282      $ 12,653       $ 13,492        $ 6,214     $ 3,073
-----------------------------------------------------------------------------------------

            2.18%          2.58%         2.89%          2.70%          3.34%(v)    3.18%
-----------------------------------------------------------------------------------------

             .36%           .19%          .04%           .47%          (.13%)      (.41%)
-----------------------------------------------------------------------------------------
          126.01%         93.23%       109.26%         85.51%         84.06%      84.88%
-----------------------------------------------------------------------------------------

(iv) Amount was computed based on averages shares outstanding during the period.

(v) Amount has been reduced by .24% for the period ended October 31, 1995 due to expense reimbursements made pursuant to applicable state expense limits.

CLASS C(i)
                                                            Year Ended October 31,
-------------------------------------------------------------------------------------------------
                                                2003                2002               2001
                                                ----                ----               ----
Net asset value, beginning of period          $  15.68            $  18.24           $  20.90
-------------------------------------------------------------------------------------------------
Net investment income (loss)                       .01(iv)             .14(iv)            .27(iv)
Net realized and unrealized gain
 (loss) on investments                            2.39               (2.45)             (2.75)
-------------------------------------------------------------------------------------------------
Total from investment operations                  2.40               (2.31)             (2.48)
-------------------------------------------------------------------------------------------------
Dividends from net investment income              (.15)               (.25)              (.18)
Distributions from net realized gains               --                 --                  --
-------------------------------------------------------------------------------------------------
Total Distributions                               (.15)               (.25)              (.18)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                $  17.93            $  15.68           $  18.24
-------------------------------------------------------------------------------------------------
Total Return (iii)                               15.4%              (12.9%)            (12.0%)
-------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                              $ 44,801            $ 45,516           $ 57,193
-------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                      2.06%               2.03%              1.95%
-------------------------------------------------------------------------------------------------
Ratio of net investment income
 (loss) to average net assets                     .05%                .78%              1.40%
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        174.97%             203.96%             74.15%
-------------------------------------------------------------------------------------------------

(i)   Class C Shares were initially offered August 1, 1997.

(ii)  Ratios have been annualized; total return has not been annualized.

For a share outstanding throughout the period

                                                                      Three Months Ended
                              Year Ended October 31,                      October 31,
-----------------------------------------------------------------------------------------
                   2000                 1999                  1998              1997(ii)
                   ----                 ----                  ----              --------
                  $ 20.65              $ 16.66               $ 16.49            $  16.88
-----------------------------------------------------------------------------------------
                      .21(iv)              .07(iv)               .04(iv)            (.01)

                     1.67                 4.95                  2.33                (.38)
-----------------------------------------------------------------------------------------
                     1.88                 5.02                  2.37                (.39)
-----------------------------------------------------------------------------------------
                     (.03)                (.01)                   --                  --
                    (1.60)               (1.02)                (2.20)                 --
-----------------------------------------------------------------------------------------
                    (1.63)               (1.03)                (2.20)                 --
-----------------------------------------------------------------------------------------
                  $ 20.90              $ 20.65               $ 16.66             $ 16.49
-----------------------------------------------------------------------------------------
                     9.3%                31.6%                 16.8%               (2.3%)
-----------------------------------------------------------------------------------------


                 $ 49,592             $ 14,626                 $ 334                $ 48
-----------------------------------------------------------------------------------------

                    2.04%                2.16%                 2.53%               2.77%
-----------------------------------------------------------------------------------------

                     .99%                 .38%                  .23%               (.84%)
-----------------------------------------------------------------------------------------
                   63.50%              126.01%                93.23%             109.26%
-----------------------------------------------------------------------------------------

(iii) Does not reflect the effect of any sales charges.

(iv) Amount was computed based on averages shares outstanding during the period.

ALGER MONEY MARKET FUND (FORMERLY ALGER MONEY MARKET PORTFOLIO)

                                                         Year Ended October 31,
-----------------------------------------------------------------------------------------------
                                             2003          2002          2001            2000
                                             ----          ----          ----            ----
Net asset value, beginning of year         $ 1.0000      $ 1.0000      $ 1.0000       $ 1.0000
-----------------------------------------------------------------------------------------------
Net investment income                         .0033         .0097         .0387          .0527
Dividends from net investment income         (.0033)       (.0097)        (.0387)       (.0527)
-----------------------------------------------------------------------------------------------
Net asset value, end of year               $ 1.0000      $ 1.0000      $ 1.0000       $ 1.0000
------------------------------------------------------------------------------------------------
Total Return                                    .3%          1.0%          3.9%           5.4%
------------------------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of year
 (000's omitted)                           $115,935      $330,213      $402,515       $233,526
------------------------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                    .82%          .79%          .71%           .78%
------------------------------------------------------------------------------------------------
Decrease reflected in above expense
 ratios due to expense reimbursements
 and management fee waivers                      --            --            --             --
------------------------------------------------------------------------------------------------
Ratio of net investment income
 to average net assets                         .34%          .99%         3.88%          5.14%
------------------------------------------------------------------------------------------------

ALGER HEALTH SCIENCES FUND (FORMERLY ALGER HEALTH SCIENCES PORTFOLIO)

                                                             Class A
                                                 ---------------------------------
                                                                From May 1, 2002
                                                                  (commencement
                                                Year Ended      of operations) to
                                                October 31,        October 31,
                                                   2003             2002(iii)
                                                 ----------     -----------------
Net asset value, beginning of period                 $ 9.29            $ 10.00
----------------------------------------------------------------------------------
Net investment income (loss) (i)                       (.20)              (.06)
Net realized and unrealized gain (loss)
 on investments                                        2.82               (.65)
----------------------------------------------------------------------------------
Total from investment operations                       2.62               (.71)
----------------------------------------------------------------------------------
Net asset value, end of period                      $ 11.91             $ 9.29
----------------------------------------------------------------------------------
Total Return (ii)                                     28.2%              (7.1%)
----------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                                    $ 8,594              $ 712
----------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                           2.36%              2.15%
----------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average net assets                               (1.80%)            (1.43%)
----------------------------------------------------------------------------------
Portfolio Turnover Rate                             246.96%            135.82%
----------------------------------------------------------------------------------


(i)   Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of any sales charges.

(iii) Ratios have been annualized, total return has not been annualized.

For a share outstanding throughout the period

                                    Year Ended October 31,
-----------------------------------------------------------------------------------------
            1999          1998          1997           1996           1995        1994
            ----          ----          ----           ----           ----        ----
         $ 1.0000       $ 1.0000      $ 1.0000       $ 1.0000       $ 1.0000    $ 1.0000
-----------------------------------------------------------------------------------------
            .0423          .0476         .0479          .0521          .0573       .0374
           (.0423)        (.0476)       (.0479)        (.0521)        (.0573)     (.0374)
-----------------------------------------------------------------------------------------
         $ 1.0000       $ 1.0000      $ 1.0000       $ 1.0000       $ 1.0000    $ 1.0000
-----------------------------------------------------------------------------------------
             4.3%           4.9%          4.9%           5.3%           5.9%        3.8%
-----------------------------------------------------------------------------------------


         $241,310       $172,862      $179,407       $285,702       $185,822    $163,170
-----------------------------------------------------------------------------------------

             .72%           .76%          .81%           .41%           .29%        .27%
-----------------------------------------------------------------------------------------


               --             --            --           .38%           .50%        .50%
-----------------------------------------------------------------------------------------

            4.37%          4.84%         4.76%          5.18%          5.73%       3.78%
-----------------------------------------------------------------------------------------

For a share outstanding throughout the period

                         Class B                                   Class C
            ---------------------------------         ---------------------------------
                             From May 1, 2002                          From May 1, 2002
                              (commencement                             (commencement
           Year Ended       of operations) to         Year Ended      of operations) to
           October 31,          October 31,           October 31,         October 31,
              2003               2002(iii)               2003              2002(iii)
           -----------      -----------------         -----------     -----------------
                $ 9.26              $ 10.00                $ 9.26            $  10.00
----------------------------------------------------------------------------------------
                  (.28)                (.10)                 (.29)               (.10)

                  2.80                 (.64)                 2.81                (.64)
----------------------------------------------------------------------------------------
                  2.52                 (.74)                 2.52                (.74)
----------------------------------------------------------------------------------------
               $ 11.78               $ 9.26               $ 11.78              $ 9.26
----------------------------------------------------------------------------------------
                 27.2%                (7.4%)                27.2%               (7.4%)
----------------------------------------------------------------------------------------


               $ 3,620                $ 325               $ 1,357               $ 309
----------------------------------------------------------------------------------------

                 3.22%                2.91%                 3.30%               2.90%
----------------------------------------------------------------------------------------

                (2.63%)              (2.18%)               (2.69%)             (2.17%)
----------------------------------------------------------------------------------------
               246.96%              135.82%               246.96%             135.82%
----------------------------------------------------------------------------------------

ALGER SMALLCAP AND MIDCAP GROWTH FUND (FORMERLY ALGER SMALLCAP AND MIDCAP PORTFOLIO)

                                                             CLASS A
                                                ---------------------------------
                                                                From May 8, 2002
                                                                  (commencement
                                                Year Ended      of operations) to
                                                October 31,        October 31,
                                                   2003             2002(iii)
                                                -----------     -----------------
Net asset value, beginning of period                 $ 7.65            $ 10.00
---------------------------------------------------------------------------------
Net investment income (loss) (i)                       (.09)              (.01)
Net realized and unrealized gain (loss)
 on investments                                        2.41              (2.34)
---------------------------------------------------------------------------------
Total from investment operations                       2.32              (2,35)
---------------------------------------------------------------------------------
Net asset value, end of period                       $ 9.97             $ 7.65
---------------------------------------------------------------------------------
Total Return (ii)                                     30.3%             (23.5%)
---------------------------------------------------------------------------------
Ratios and Supplemental Data:
Net assets, end of period
 (000's omitted)                                    $ 9,932            $ 7,775
---------------------------------------------------------------------------------
Ratio of expenses to average
 net assets                                           1.58%              1.89%
---------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average net assets                               (1.06%)            (1.57%)
---------------------------------------------------------------------------------
Portfolio Turnover Rate                              83.67%             34.09%
---------------------------------------------------------------------------------

(i)   Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of any sales charges.

(iii) Ratios have been annualized, total return has not been annualized.

For a share outstanding throughout the period

                             CLASS B                                   CLASS C
                ---------------------------------         ---------------------------------
                                 From May 8, 2002                          From May 8, 2002
                                  (commencement                             (commencement
               Year Ended       of operations) to         Year Ended      of operations) to
               October 31,          October 31,           October 31,         October 31,
                  2003               2002(iii)               2003              2002(iii)
               -----------      -----------------         -----------     -----------------
                    $ 7.63              $ 10.00                $ 7.63            $  10.00
-------------------------------------------------------------------------------------------
                      (.16)                (.09)                 (.16)               (.09)

                      2.40                (2.28)                 2.39               (2.28)
-------------------------------------------------------------------------------------------
                      2.24                (2.37)                 2.23               (2.37)
-------------------------------------------------------------------------------------------
                    $ 9.87               $ 7.63                $ 9.86              $ 7.63
-------------------------------------------------------------------------------------------
                     29.4%               (23.7%)                29.2%              (23.7%)
-------------------------------------------------------------------------------------------


                   $ 1,205                $ 269                 $ 969               $ 254
-------------------------------------------------------------------------------------------

                     2.37%                2.64%                 2.38%               2.64%
-------------------------------------------------------------------------------------------

                    (1.87%)              (2.32%)               (1.86%)             (2.32%)
-------------------------------------------------------------------------------------------
                    83.67%               34.09%                83.67%              34.09%
-------------------------------------------------------------------------------------------

NOTES:

NOTES:

FOR FUND INFORMATION:

BY TELEPHONE:     (800) 992-3863

BY MAIL:          The Alger Funds
                  111 Fifth Avenue
                  New York, NY 10003

BY INTERNET:      Text versions of Fund documents can be downloaded
                  from the following sources:

               o  THE FUNDS: http://www.alger.com

               o  SEC (EDGAR data base): http://www.sec.gov

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Funds and their policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Funds' toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Funds' toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090.

DISTRIBUTOR: FRED ALGER & Company, Incorporated

The Alger Funds

SEC File #811-1355
PA

FRED ALGER & COMPANY, INCORPORATED PRIVACY POLICY

At Fred Alger & Company, Incorporated ("Alger") we value the confidence you have placed in us. In trusting us with your assets, you provide us with personal and financial data. Alger is committed to maintaining the confidentiality of the personal nonpublic information ("personal information") entrusted to us by our customers. Your privacy is very important to us, and we are dedicated to safeguarding your personal information as we serve your financial needs.

We believe you should know about Alger's Privacy Policy and how we collect and protect your personal information. This Privacy Policy ("Policy") describes our practices and policy for collecting, sharing and protecting the personal information of our prospective, current and former customers. The Policy is applicable to Alger and the following Alger affiliates: Fred Alger Management, Inc., Alger National Trust Company, Alger Shareholder Services, Inc., The Alger Funds, Spectra Fund, The Alger American Fund, The Alger Institutional Funds, The China-U.S. Growth Fund and Castle Convertible Fund, Inc. We are proud of our Policy and hope you will take a moment to read about it.

The type of personal information we collect and use varies depending on the Alger products or services you select. We collect personal information that enables us to serve your financial needs, develop and offer new products and services, and fulfill legal and regulatory requirements. Depending on the products or services you request, we obtain personal information about you from the following sources:

o Information, such as your name, address and social security number, provided on applications and other forms we receive from you or your representative;

o Information from your communications with Alger employees or from your representative, which may be provided to us by telephone, in writing or through Internet transactions; and

o Information about your transactions, such as the purchase and redemption of fund shares, account balances and parties to the transactions, which we receive from our affiliates or other third parties.

We may share your personal information with our affiliates so that they may process and service your transactions. However, Alger never sells customer lists to any third party. Further, we do not disclose personal information to nonaffiliated third parties, except as required by law or as permitted by law to service your account, such as follows:

o To third-party service providers that assist us in servicing your accounts (e.g. securities clearinghouses);

o To governmental agencies and law enforcement officials (e.g. valid subpoenas, court orders); and

o To financial institutions that perform marketing services on our behalf or with whom we have joint marketing agreements that provide for the confidentiality of personal information.

We protect your personal information by maintaining physical, electronic and procedural safeguards. When you visit Alger's Internet sites your information is protected by our systems that utilize 128-bit data encryption, Secure Socket Layer (SSL) protocol, user names, passwords and other precautions. We have implemented safeguards to ensure that access to customer information is limited to employees, such as customer service representatives, who require such information to carry out their job responsibilities. Our employees are aware of their strict responsibility to respect the confidentiality of your personal information.

              THIS POLICY STATEMENT IS NOT PART OF THE PROSPECTUS.

                                             THIS IS NOT PART OF THE PROSPECTUS.
                                                                              PA
[LOGO]

                [LOGO]

                THE ALGER FUNDS



                ALGER MONEY MARKET FUND




                PROSPECTUS ENCLOSED
                FEBRUARY 28, 2004







                THIS IS NOT PART OF THE PROSPECTUS.

                       ENCLOSED IS THE CURRENT PROSPECTUS.
           PLEASE KEEP IT WITH OTHER INVESTMENT RECORDS FOR REFERENCE.



                       THIS IS NOT PART OF THE PROSPECTUS.

                [LOGO]

                THE ALGER FUNDS



                ALGER MONEY MARKET FUND




                PROSPECTUS
                FEBRUARY 28, 2004







                As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

                An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

 1 .............. RISK/RETURN SUMMARY: INVESTMENTS, RISKS & PERFORMANCE
      1 ......... INVESTMENTS
      1 ......... RISKS
      2 ......... PERFORMANCE
 3 .............. FEES AND EXPENSES
 3 .............. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
 4 .............. MANAGEMENT AND ORGANIZATION
 6 .............. SHAREHOLDER INFORMATION
                  Purchasing and Redeeming Shares ............................ 7
                  Investment Instructions .................................... 8
                  Redemption Instructions ................................... 10
 12 ............. FINANCIAL HIGHLIGHTS
 BACK COVER:      How to obtain more information

[GRAPHIC OMITTED]

RISK/RETURN SUMMARY:
INVESTMENTS, RISKS & PERFORMANCE

INVESTMENTS: THE ALGER FUNDS -- ALGER MONEY MARKET FUND

GOAL: THE ALGER MONEY MARKET FUND SEEKS TO EARN HIGH CURRENT INCOME CONSISTENT WITH PRESERVING PRINCIPAL AND LIQUIDITY.

PRINCIPAL STRATEGY: The Fund invests in money market securities which are within the two highest credit categories at the time of purchase. These money market securities include U.S. Government securities, commercial paper, certificates of deposit, time deposits, bankers acceptances and corporate bonds having less than 397 days remaining until maturity.


[GRAPHIC OMITTED]

RISKS

The main risks of investing in the Fund are:
o while the Fund seeks to maintain a price of $1.00 per share, an investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency, so it is possible to lose money by investing in the Fund
o  an investment in the Fund may not keep pace with inflation
o normally, the Fund will invest a substantial portion of its assets in U.S. Government securities in the interest of maintaining a stable net asset value; this policy may result in a lower yield for the Fund.

The Fund may appeal to investors who seek maximum liquidity and capital preservation together with current income.

PERFORMANCE

The following bar chart and the table beneath it give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the indicated periods. Remember that how the Fund has performed in the past is not necessarily an indication of how it will perform in the future.


ALGER MONEY MARKET FUND
Annual Total Return as of December 31 (%)

(THE DATA BELOW REPRESENTS A GRAPH IN THE PRINTED PIECE)

94  4.20
95  5.94
96  5.16
97  4.92
98  4.78
99  4.42
00  5.57
01  3.13
02  0.85
03  0.26

BEST QUARTER:
Q2 1995   1.49%

WORST QUARTER:
Q4 2003   0.04%

Average Annual Total Return as of December 31, 2003
                                                                       Since
                                1 Year      5 Years     10 Years     Inception
--------------------------------------------------------------------------------
Money Market                     0.26%       2.83%        3.91%        5.15%
(Inception 11/11/86)

Seven-day yield ended December 31, 2003: 0.09%. For the Fund's current 7-day yield, telephone (800) 992-3863 toll-free.

[GRAPHIC OMITTED]

FEES AND EXPENSES

Investors incur certain fees and expenses in connection with an investment in the Fund. The following table shows the fees and expenses that you may incur if you buy and hold shares of the Fund.



                SHAREHOLDER FEES                                       ANNUAL FUND OPERATING EXPENSES
                (fees paid directly from your investment)              (expenses that are deducted from Fund assets)
------------------------------------------------------------------------------------------------------------------------------------

                                          Maximum deferred sales
                                          charge (load) as a % of
                Maximum sales charge      purchase price or
                (load) on purchases as    redemption proceeds,         Management    Distribution    Other       Total Annual Fund
                a % of offering price     whichever is lower           Fees          (12b-1) Fees    Expenses    Operating Expenses
------------------------------------------------------------------------------------------------------------------------------------
ALGER MONEY     None                      None                         .50%          None            .32%        .82%
MARKET FUND


EXAMPLES

The following example, which reflects the shareholder fees and operating expenses listed previously, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YOU WOULD PAY THE FOLLOWING EXPENSES REGARDLESS OF WHETHER
YOU REDEEMED YOUR SHARES AT THE END OF THE PERIOD:


                                1 Year     3 Years      5 Years      10 Years
--------------------------------------------------------------------------------
ALGER MONEY                      $84         $262        $455         $1,014
MARKET FUND


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The securities that the Fund may invest in are discussed in the Statement of Additional Information (see back cover of this prospectus).

[GRAPHIC OMITTED]

MANAGEMENT AND ORGANIZATION

MANAGER

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at 12/31/03) approximately $6.59 billion in mutual fund assets as well as $4.29 billion in other assets. The Manager makes investment decisions for the Fund and continuously reviews and administers its investment program. These management responsibilities are subject to the supervision of The Alger Funds' Board of Trustees. The Fund has had the same Manager since inception, and the Fund pays the Manager fees at an annual rate based on a percentage of average daily net assets of .50%.

PORTFOLIO  MANAGERS

Fred M. Alger III is the chief market strategist for all of The Alger Funds, overseeing the investments of each of them since September 2001. Mr. Alger, who founded Fred Alger Management, Inc., has served as Chairman of the Board since 1964, and co-managed The Alger Funds prior to 1995. Alison Barbi, CFA, is the individual responsible for the day-to-day management of the Fund's investments. Ms. Barbi has been employed by the Manager since September 2001 as a Senior Vice President and portfolio manager, prior to which she was a Vice President and securities trader at Nationsbank Montgomery Securities, LLC from 1990 until 1998, and a private investor since 1998.

LEGAL  PROCEEDINGS

The Office of the New York State Attorney General, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, the West Virginia Attorney General's Office, the West Virginia Office of the State Auditor, and the United States Securities and Exchange Commission ("SEC") have served subpoenas and/or made inquiries concerning practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these subpoenas and inquiries, the Manager and its counsel have been investigating certain shareholder trading practices in The Alger Funds and in other registered mutual funds of which Fred Alger Management, Inc. is the Manager (the "Alger-Managed Funds"). The Manager has assured the boards of those funds that if it is determined that improper market timing in any of the Alger-Managed Funds detrimentally affected the fund's performance, the Manager will make appropriate restitution.

On October 16, 2003, the SEC commenced and settled a civil proceeding against a former vice chairman of the Manager's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds. That settlement specifically provided: "The findings herein are made pursuant to [the for-mer vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither the Manager nor any of the Alger-Managed Funds was a party to this proceeding.

On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against, among others, The Alger Funds, Spectra Fund, various portfolios of The Alger Funds (all of the foregoing collectively, the "Fund Defendants"), the Manager and the former vice chairman in the United States District Court for the Southern District of New York (Civil Action No. 03 CV 8627 (HB)), and served the complaint in the lawsuit on the Manager and the Fund Defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the Fund Defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and
Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that the Manager breached a fiduciary duty to plaintiffs. The lawsuit seeks, among other things, compensatory damages, recovery of advisory fees paid to the Manager, and payment of the plaintiffs' counsel and expert fees.

Other related class actions have been filed in the U.S. District Court for the Southern District of New York making substantially similar allegations to those contained in the DeMayo lawsuit and seeking substantially similar relief:
BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167 (filed November 13, 2003), BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959 (filed November 13, 2003), CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915 (filed December 12, 2003), FRIEDMAN
V. ALGER SMALL PORTFOLIO, 03 CV 9426 (filed November 25, 2003), GARFIELD V. FRED ALGER MANAGEMENT, INC, ET AL, 03 CV 9239 (filed November 20, 2003), HENZEL V. ALGER SMALL PORTFOLIO, ET AL, 03 CV 8747 (filed November 5, 2003), JOHNSON V.
ALGER SMALL PORTFOLIO, ET AL, 03 CV 9858 (filed December 11, 2003), and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501 (filed November 26, 2003). All these related class actions will be consolidated in accordance with the provisions of the Private Securities Litigation Reform Act.

On November 25, 2003, plaintiff, Michael Bernstein, as custodian for Judith Bernstein, commenced an action derivatively on behalf of "the Alger Funds" against the Manager, the former vice chairman of its parent and Veras Management Partners, LLP in the U.S. District Court for the Eastern District of New York (03 CV 5958 (Wexler, J.)). In this shareholder derivative action, plaintiff seeks to recover monies on behalf of "the Alger Funds" for the purportedly wrongful conduct of defendants, including an alleged violation of Section 36 of the Investment Company Act by the Manager and the former vice chairman and an alleged breach of fiduciary duty by the Manager and the former vice chairman.

On or about January 27, 2004, two other derivative actions on behalf of certain portfolios of The Alger Funds were filed in The Superior Court of the Commonwealth of Massachusetts, County of Suffolk, against certain officers and trustees of The Alger Funds. These matters include, JOHNATHAN CLAIN V. FRED M. ALGER, III., ET AL. and JAMES LAUFER V. FRED M. ALGER, III, ET AL.

Similar class or derivative actions against some or all of the same parties and/or related parties and involving similar allegations and requests for relief may be commenced in the near future. The Manager has stated that it does not believe that such lawsuits will materially affect its ability to perform its management contracts with any of the Alger-Managed Funds, and none of the Fund Defendants believes that it will be materially adversely affected by the pending lawsuits.

[GRAPHIC OMITTED]

SHAREHOLDER INFORMATION

DISTRIBUTOR

Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, NJ 07302

TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

NET ASSET VALUE

The price of one share of the Fund is its "net asset value," or NAV, next determined after a purchase request is received in good order. The NAV for the Fund is calculated as of 12:00 noon on each day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and various national holidays. It may close on other days from time to time.

The assets of the Fund are valued on the basis of amortized cost.

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions by the Fund, which normally consist solely of net investment income, are declared daily and paid monthly.

Unless you choose to receive cash payments by checking the box on your New Account Application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, upon receipt that payment will be reinvested in the Fund's shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Fund.

NAV (NET ASSET VALUE) IS COMPUTED BY ADDING TOGETHER THE VALUE OF THE FUND'S INVESTMENTS PLUS CASH AND OTHER ASSETS, SUBTRACTING ITS LIABILITIES AND THEN DIVIDING THE RESULT BY THE NUMBER OF ITS OUTSTANDING SHARES.

PURCHASING AND REDEEMING FUND SHARES

You can purchase or redeem some or all of your shares on any day the New York Stock Exchange is open. They will be processed at the NAV next calculated after your purchase or redemption request is received in good order by the Transfer Agent. Ordinarily, the Fund will issue your redemption check within seven days after the Transfer Agent accepts your redemption request. However, when you buy shares with a check or via TelePurchase or Automatic Investment Plan, we will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. The Transfer Agent or Fund may reject any purchase order.

Unless your Fund account is a Fund-sponsored, tax-deferred retirement plan, if it falls below $100 because of redemptions, the Fund may send you written notice providing 60 days to restore it to the minimum balance. After 60 days, the Fund may close your account and redeem all of your shares if your account remains below the minimum. Effective June 1, 2004, if the value of your account has fallen below the then-current minimum initial investment amount as a result of redemptions, the Fund may close your account and redeem all of your shares.

Different ways to purchase and redeem are listed below and on the next pages. For telephone transactions, the Fund and Transfer Agent have reasonable procedures in place to determine that the instructions are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

For purposes of redemption of shares of the Alger Money Market Fund, please note that the period of time during which an investor holds shares of the Fund that have been acquired in exchange for shares of any other Fund will not be counted towards the holding period for purposes of calculating a CDSC if applicable.

MINIMUM INVESTMENTS
--------------------------------------------------------------------------------
                                     Initial                   Subsequent
                                    Investment                 Investment
--------------------------------------------------------------------------------
Regular account                        $500                        $25
Traditional IRA                     No Minimum                     $25
Roth IRA                            No Minimum                     $25
Coverdell ESA                       No Minimum                     $25
SIMPLE IRA                          No Minimum                     $25
Keogh                               No Minimum                     $25
401(k)                              No Minimum                     $25
403(b)                              No Minimum                     $25
Automatic Investment                    $25                        $25

Effective June 1, 2004, the minimum initial investment for a regular account will be $1000, and, for all other accounts, $500; the minimum subsequent investment for all accounts will be $50.


INVESTMENT INSTRUCTIONS

TO OPEN AN ACCOUNT:

BY MAIL: The Alger Funds do not accept cash or cash alternatives for fund purchases. (Make checks payable to "The Alger Funds.") Mail your completed application and check to:

         Alger Shareholder Services, Inc.
         30 Montgomery Street
         Jersey City, NJ 07302

BY FED WIRE: Have your bank wire funds to State Street Bank & Trust Company. Contact Alger Shareholder Services at (800) 992-3863 for details.

Forward the completed New Account Application to Alger Shareholder Services stating that the account was established by wire transfer and the date and amount of the transfer.

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY:   Complete  the  Automatic  Investment  option  on  your  account application. Minimum automatic investment is $25 ($50 effective June 1, 2004 with a minimum initial investment of $500).

VIA OUR WEBSITE: Visit The Alger Funds' website to download a New Account Application - www.alger.com

Mail the completed application with your investment to Alger Shareholder Services, Inc.

TO MAKE ADDITIONAL INVESTMENTS IN AN EXISTING ACCOUNT:

BY MAIL: Complete and return the Invest by Mail slip attached to your Alger Funds Statement and return slip with your investment to:

         Alger Shareholder Services, Inc.
         30 Montgomery Street
         Jersey City, NJ 07302

BY TELEPHONE OR FED WIRE: TelePurchase* allows you to purchase shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or returning the Additional Services Form. The funds will be transferred from your designated bank account to your Fund account normally within one business day.

WIRE: Have your bank wire funds to State Street Bank & Trust Company. Contact Alger Shareholder Services for details.

*Not available for Retirement Plans

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: The Alger Funds' Automatic Investment Plan allows you to make automatic purchases on the 15th and/or the last business day of each month. Fill out the appropriate information on the New Account Application or contact The Alger Funds to receive an Additional Services Form. Minimum automatic investment is $25 ($50 effective June 1, 2004) per fund.

Government Direct Deposit* allows you to arrange direct deposit of U.S. federal government payments into your Fund account and Payroll Savings Plan* allows you to arrange direct deposit of a portion of your payroll directly to your Alger Funds Account. Call for a Payroll Savings Plan Form.

*Not available for Retirement Plans

VIA OUR WEBSITE: Visit The Alger Funds' website to download all forms to add services to your account - www.alger.com

Mail your completed forms to Alger Shareholder Services, Inc.

EXCHANGES

You can exchange shares of the Fund for shares of any of the other Alger Funds or for shares of Spectra Fund, another fund advised by the Manager, subject to certain restrictions.Sales charges will apply in certain exchanges from the Fund. The period of time during which an investor holds shares of the Fund that have been acquired in exchange for shares of any other Fund will not be counted towards the holding period for purposes of calculating a CDSC, if applicable. Remember that for tax purposes an exchange is considered a sale and a purchase, so you may realize a taxable gain or a loss when you exchange shares. For more information, call the Fund toll-free at (800) 992-3863 or consult the Statement of Additional Information (see back cover of this prospectus). Call for a prospectus and read it before you exchange your shares. Effective June 1, 2004, a 2% redemption fee will apply to certain redemptions from the other funds.

Although the Fund seeks to maintain a price of $1.00 per share, shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

TO REDEEM SHARES OF THE FUND:

BY MAIL: Send a letter of instruction to Alger Shareholder Services, Inc. which includes
o account  number
o fund name
o number of shares or dollar amount of redemption
o where to send the proceeds
o signature(s) of registered owner(s)
o a signature guarantee is required if
   o  your redemption is for more than $25,000; or
   o you want the check sent to a different address than the one we have on file; or
   o you want the check to be made payable to someone other than the registered owners we have on file; or
   o  you have changed your address on file within the past 60 days.

BY TELEPHONE*: Call (800) 992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for amounts up to $5,000. You can choose to receive a check or a wire for amounts over $5,000. Note, you cannot request a check if you have changed your address on file within the past 60 days.

A special telephone redemption service, TeleRedemption, is available by filling out the appropriate section of the New Account Application or returning the Additional Services Form. The funds will be transferred to your bank account in an amount between $500 and $50,000, normally within 2 business days. Shares issued in certificate form are not eligible for this service.

*Not available for Retirement Plans

CONTACT: CALL OR VISIT your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Systematic Withdrawal Plan allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.

VIA OUR WEBSITE: Visit The Alger Funds' website to download all forms to add redemption privileges to your existing account - www.alger.com

Mail your completed forms to Alger Shareholder Services,  Inc.

The Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash.

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information shown through the year ended October 31, 2001 has been audited by Arthur Andersen LLP and information for the years ended since that date has been audited by Ernst & Young LLP whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

ALGER MONEY MARKET FUND (FORMERLY THE ALGER MONEY MARKET PORTFOLIO) For a share outstanding throughout the year


                                                                        Year Ended October 31,
------------------------------------------------------------------------------------------------------------------------------------

                                     2003      2002      2001      2000      1999      1998      1997      1996      1995      1994
                                  -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
 Net asset value,
  beginning of year              $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income             0.0033     .0097     .0387     .0527     .0423     .0476     .0479     .0521     .0573     .0374
 Dividends from net
  investment income               (0.0033)   (.0097)   (.0387)   (.0527)   (.0423)   (.0476)   (.0479)   (.0521)   (.0573)   (.0374)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value,
  end of year                    $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000   $ 1.0000 $ 1.0000  $ 1.0000
====================================================================================================================================
 Total Return                         0.3%      1.0%      3.9%      5.4%      4.3%      4.9%      4.9%      5.3%      5.9%      3.8%
====================================================================================================================================
 Ratios and Supplemental
  Data:
 Net assets, end of year
  (000's omitted)                $115,935  $330,213  $402,515  $233,526  $241,310  $172,862  $179,407  $285,702  $185,822  $163,170
====================================================================================================================================
 Ratio of expenses to
  average net assets                  .82%      .79%      .71%      .78%      .72%      .76%      .81%      .41%      .29%      .27%
====================================================================================================================================
 Decrease reflected in
  above expense ratios,
  due to expense
  reimbursement and
  management fee waivers               --        --        --        --        --        --        --       .38%      .50%      .50%
====================================================================================================================================
 Ratio of net investment
  income to average net
  assets                               .34%      .99%     3.88%     5.14%     4.37%     4.84%     4.76%     5.18%     5.73%    3.78%
====================================================================================================================================


12                                                                            13

FOR FUND INFORMATION:
BY TELEPHONE:   (800) 992-3863

BY MAIL:        The Alger Funds
                111 Fifth Avenue
                New York, NY 10003

BY INTERNET:    Text versions of Fund documents can be downloaded
                from the following sources:

             o  THE FUND: http://www.alger.com
             o  SEC (EDGAR data base): http://www.sec.gov


STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about the Fund and its policies, please read the Statement of Additional Information, which is incorporated by reference into (is legally made a part of) this Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number or by writing to the address above. The Statement of Additional Information is on file with the Securities and Exchange Commission.


ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Fund's investments is available in The Alger Funds' annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-942-8090.




DISTRIBUTOR: FRED ALGER & COMPANY, INCORPORATED
The Alger Funds

SEC File #811-1355
PMM

FRED ALGER & COMPANY, INCORPORATED PRIVACY POLICY

At Fred Alger & Company, Incorporated ("Alger") we value the confidence you have placed in us. In trusting us with your assets, you provide us with personal and financial data. Alger is committed to maintaining the confidentiality of the personal nonpublic information ("personal information") entrusted to us by our customers. Your privacy is very important to us, and we are dedicated to safeguarding your personal information as we serve your financial needs.

We believe you should know about Alger's Privacy Policy and how we collect and protect your personal information. This Privacy Policy ("Policy") describes our practices and policy for collecting, sharing and protecting the personal information of our prospective, current and former customers. The Policy is applicable to Alger and the following Alger affiliates: Fred Alger Management, Inc., Alger National Trust Company, Alger Shareholder Services, Inc., The Alger Funds, Spectra Fund, The China-U.S. Growth Fund, The Alger Institutional Funds, The Alger American Fund and Castle Convertible Fund, Inc. We are proud of our Policy and hope you will take a moment to read about it.

The type of personal information we collect and use varies depending on the Alger products or services you select. We collect personal information that enables us to serve your financial needs, develop and offer new products and services, and fulfill legal and regulatory requirements. Depending on the products or services you request, we obtain personal information about you from the following sources:

o Information, such as your name, address and social security number, provided on applications and other forms we receive from you or your representative;

o Information from your communications with Alger employees or from your representative, which may be provided to us by telephone, in writing or through Internet transactions; and

o Information about your transactions, such as the purchase and redemption of fund shares, account balances and parties to the transactions, which we receive from our affiliates or other third parties.

We may share your personal information with our affiliates so that they may process and service your transactions. However, Alger never sells customer lists to any third party. Further, we do not disclose personal information to nonaffiliated third parties, except as required by law or as permitted by law to service your account, such as follows:

o To third-party service providers that assist us in servicing your accounts (e.g. securities clearinghouses);

o To governmental agencies and law enforcement officials (e.g. valid subpoenas, court orders); and

o  To financial  institutions that perform  marketing  services on our behalf or
   with  whom  we  have  joint   marketing   agreements  that  provide  for  the
   confidentiality of personal information.

We protect your personal information by maintaining physical, electronic and procedural safeguards. When you visit Alger's Internet sites your information is protected by our systems that utilize 128-bit data encryption, Secure Socket Layer (SSL) protocol, user names, passwords and other precautions. We have implemented safeguards to ensure that access to customer information is limited to employees, such as customer service representatives, who require such information to carry out their job responsibilities. Our employees are aware of their strict responsibility to respect the confidentiality of your personal information.

              THIS POLICY STATEMENT IS NOT PART OF THE PROSPECTUS.

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THIS IS NOT PART OF THE PROSPECTUS.
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Alger Shareholder Services, Inc.                                   PRESORTED
30 Montgomery Street                                               STANDARD
Jersey City, NJ 07302                                          U.S. POSTAGE PAID
                                                                 SMITHTOWN, NY
                                                                PERMIT NO. 700


THIS IS NOT PART OF THE PROSPECTUS.
PMM

[LOGO]

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302




THIS IS NOT PART OF THE PROSPECTUS.
PMM